                      M.S.D.&T. Funds, Inc.
                      -----------------------------

                      Semi-Annual Report

                      NOVEMBER 30, 1997

Table of Contents

Chairman's Letter                                            i
Fund Reviews                                               iii
Statements of Net Assets
  Prime Money Market Fund                                    1
  Government Money Market Fund                               5
  Tax-Exempt Money Market Fund                               8
  Tax-Exempt Money Market Fund (Trust)                      12
  Growth & Income Fund                                      15
  International Equity Fund                                 19
  Diversified Real Estate Fund                              24
  Limited Maturity Bond Fund                                27
  Maryland Tax-Exempt Bond Fund                             31
  Investment Abbreviations                                  33
Statement of Operations                                     34
Statements of Changes in Net Assets                         36
Financial Highlights                                        40
Notes to Financial Statements                               49

Dear Shareholder,

It is a pleasure to present the semi-annual report for M.S.D.&T. Funds, Inc. (the "Company") for the six months ended November 30, 1997. During the first half of fiscal 1998 the Company has added a new portfolio to the complex, the Diversified Real Estate Fund, to provide shareholders with a broader product offering which now includes real estate as an asset class. Additionally, the names of two of the Funds have been changed to more accurately reflect their investment strategy. The Value Equity Fund has been renamed the Growth & In-come Fund while the Intermediate Fixed Income Fund is now known as the Limited Maturity Bond Fund.

Domestic capital markets experienced favorable returns during the past six months due to the combination of strong economic growth and little reported inflation. However, foreign equity markets have become subject to increased volatility, which may also become an increasing characteristic in the United States. The so-called "Asian Flu" has emerged from the developing nations of Southeast Asia to impact the capital markets of the industrialized world. The economic effects caused by the financial market uncertainty will remain a key element to stock and bond market activity.

For the six months ended November 30, 1997, the Growth & Income Fund earned a total rate of return of 14.30%(1), outpacing the unmanaged S&P 500 which posted a 13.62% return and the Lipper Analytical Growth & Income Fund Average of 12.16%. Although shareholders experienced a negative total return as world equity markets struggled, the International Equity Funds -3.27% total re-turn(1) was above the MSCI EAFE (Europe, Asia, Far East) Index which regis-tered -4.27%(2). The Diversified Real Estate Fund had a 6.39%(1) total return for the period from August 1, 1997 to November 30, 1997. The Limited Maturity Bond Fund had a 4.50%(1) total return, lagging somewhat the Lehman Brothers Intermediate Government/Corporate Bond Index at 5.02%, but ahead of the Lipper Analytical Short-Intermediate Fund Average's 4.15% return. The Maryland Tax-Exempt Bond Fund experienced a total return of 5.32%(1) in line with the Leh-man Brothers Municipal Bond Index at 5.40% for the six month period and ahead of the Lipper Analytical Maryland Bond Fund Average of 5.17%.

Money market interest rates have remained within a narrow trading band during the past six months. After raising the benchmark Federal Funds rate in March 1997 the central bank has elected an unchanged policy for the balance of the year. The M.S.D.&T. Money Market Funds continue to generate competitive re-turns while providing shareholders with stability of principal. The seven-day current yields for each Money Market Fund as of November 30, 1997 is detailed below:

      PRIME(3)      GOVERNMENT(3)       TAX-EXEMPT(3)       TAX-EXEMPT (TRUST)(3)
      --------      -------------       -------------       ---------------------
       5.27%            5.21%               3.36%                   3.56%
                                            5.56%(4)                5.89%(4)

The investment adviser believes that domestic financial market conditions will continue to be greatly influenced by the news out of Asia during the next sev-eral months. Significant structural changes are being initiated in many of the effected countries as a result of the capital markets discipline. Ultimately, these changes should result in improved infrastructures and improving business conditions. World economic growth, and the resulting inflationary pressures, will probably be less than they otherwise would have been. The United States domestic economy remains healthy and a moderate down tick in the rate of growth may well prove to be a positive event, as it lends itself to an in-crease in the life of the business expansion. Over time, the economy will likely "shake-off" the re-cent international financial market volatility.

The pages that follow discuss the performance, structure and strategy of each of the M.S.D.&T. Funds, as well as providing a detailed list of assets held. We appreciate your investment in the M.S.D.&T. Funds and welcome any comments or questions regarding the Funds.

                                         Best Regards,
                                         LOGO
                                         /s/ Leslie B. Disharoon
                                         Leslie B. Disharoon
                                         Chairman and President

SHARES OF M.S.D.&T. FUNDS, INC. ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED, OR OTHERWISE SUPPORTED BY MERCANTILE-SAFE DEPOSIT AND TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND SUCH SHARES ARE NOT FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPO-RATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. FOR MORE COMPLETE INFORMATION ON THE M.S.D.&T. FUNDS, INC., PLEASE CALL 1-800-551-2145 TO RECEIVE A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. BISYS FUND SERVICES SERVES AS THE FUNDS' DISTRIBUTOR.

(1) Total return and principal value of investments will fluctuate with market changes and shares, when redeemed, may be worth more or less than their origi-nal cost. Figures for the period indicated reflect fee waivers in effect, re-investment of dividends, distributions, and capital gains as well as changes in share price. Fee waivers may result in higher total returns than would oc-cur if full fees were charged. Past performance is not a guarantee of future results.

                                                    DIVERSIFIED  LIMITED   MARYLAND
                           GROWTH &   INTERNATIONAL REAL ESTATE MATURITY  TAX-EXEMPT
                          INCOME FUND  EQUITY FUND     FUND     BOND FUND BOND FUND
                          ----------- ------------- ----------- --------- ----------
Total Return for the one
 year ended December 31,
 1997...................    34.15%        4.08%         N/A       7.15%     8.57%
Annualized Total Return
 for five years ended
 December 31, 1997......    17.71%         N/A          N/A       5.82%     6.06%
Inception Date..........    2/28/91      7/2/93       8/1/97     3/14/91    6/2/92
Average annual total
 return since inception
 to December 31, 1997...    15.96%        8.94%       21.42%      6.52%     6.34%

(2) International investing is subject to certain risks, such as currency ex-change rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial standards.

(3) Investments in the Money Market Funds are neither insured nor guaranteed by the U.S. Government and there is no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Yields will fluctuate as market conditions change. Past performance is not a guarantee of future results.

Figures for the period indicated reflect fee waivers in effect. Fee waivers may result in higher yields than would occur if full fees were charged. Absent fee waivers, the seven-day yields for each Money Market Fund for the 7-day pe-riod ended November 30, 1997 would have been:

      PRIME          GOVERNMENT               TAX-EXEMPT               TAX-EXEMPT (TRUST)
      -----          ----------               ----------               ------------------
      5.22%            5.16%                    3.28%                        3.50%

(4) Taxable Equivalent Yield. Assumes 39.6% tax bracket. A portion of income may be subject to some state and/or local taxes and for certain investors a portion of income may be subject to the Federal alternative minimum tax.
--------

                      THE M.S.D.&T. GROWTH & INCOME FUND

For the six-month period ended November 30, 1997, the Growth & Income Fund re-turned 14.3% versus 13.6% for S&P 500 Index. Over the last twelve months, the Fund returned 31.3% versus 28.5% for the Index.

The Fund's above market return was due to its focus on larger capitalization stocks in industries which have provided consistent earnings growth. These in-cluded selected technology companies which benefited from good domestic and foreign demand; financial companies, in particular banks and insurance compa-nies, which benefited from lower interest rates; and consumer non-durable com-panies, which had good unit growth and benefited from lower inflation.(1)

The most notable events of the past six months surrounded the distress of var-ious Asian economies resulting from a combination of imprudent lending, unwise infrastructure development and economic systems based on favoritism and exces-sive leverage. The resulting collapse encompassed both local equity markets and foreign exchange rates providing significant losses for many emerging mar-kets. It remains to be seen if this damage can be contained and if so what im-pact it will have on U.S. exports. On the favorable side, U.S. import prices and the cost of Asian produced components should fall, further reducing infla-tionary pressures domestically.

Looking forward, the U.S. economy continues to grow at a robust pace while showing minimal inflation (under 2%). The unknown variable is the effect of deterioration in foreign economies. The equity market continues to be fully valued by most historical measures. The Fund is broadly diversified in high quality issues offering, in our opinion, good prospects for above average re-turns at acceptable risk levels in the long run. The Fund continues to focus on companies with consistent and superior earnings and dividend growth.
--------
(1) Portfolio composition is subject to change.

                    THE M.S.D.&T. INTERNATIONAL EQUITY FUND

For the six months ended November 30, 1997, the International Equity Fund pro-duced a total return of -3.27%. Over the same period, the Fund's benchmark, the MSCI All Country World ex-U.S. Index, fell 5.60%. The period was notable for unusually high volatility in the equity and currency markets in Asia and, to a lesser extent, in Latin America.

Continental European markets performed well during the period as the MSCI Eu-rope ex-UK Index gained over 9%. Italy was the strongest market, posting a 23.5% gain in U.S. dollar terms. Switzerland, Sweden and Finland also outperformed the regional index, while Spain, the Netherlands, France and Ger-many lagged somewhat behind. Profits were taken within the European markets early in the period but holdings were built up again following a shift of as-sets out of the Pacific markets. The banking and insurance sectors have been particularly strong, taking advantage of a wave of restructuring and consoli-dation. Cyclical and technology stocks underperformed. The allocation to the United Kingdom was boosted during the period under review. The Fund has a sig-nificant exposure to financial stocks, which have posted solid gains and should continue to do well on the strength of a stable economy, strong earn-ings growth and the demutualization of building societies.(1)

The Japanese market continued to struggle, falling 12% in local market terms and over 20% in U.S. dollar terms. The yen weakened throughout the period but the Fund had a partial hedge in place to protect the value of the underlying assets. Weaknesses in the financial sector have led to the failure of major institutions such as Yamaichi Securities and Hokkaido Takusho Bank, with other bankruptcies likely. On a positive note, the export sector has benefited from a weaker yen and the strength of the U.S. and European economies. The Fund's exposure to Japan was reduced significantly throughout the period, with some sales generated by declining profit outlooks and some partial sales aimed at locking in gains. Hong Kong was particularly hard hit during the currency tur-moil although the peg to the U.S. dollar remains in place. Again, the Fund's allocation to this market has been reduced and the remaining safe holdings are concentrated in defensive stocks such as utilities. The Singapore market was a relatively safe haven during the period although its reliance on trade with neighboring nations will likely lead to slower growth going forward. Australia also will likely feel the impact on its trading partners.

The Fund's exposure to the Asian emerging markets was fairly small during the period and included holdings in India, the Philippines and Indonesia. The lat-ter two markets were hard hit during the regional turmoil while India has suf-fered due to political problems and foreign selling. While Latin American mar-kets were impacted by the Asian situation, their decline was not nearly as se-vere. Brazil posted the largest decline due to its strong gains in the first part of the year and its partial peg to the U.S. dollar. Prospects remain fa-vorable, however; Telebras, Copel and Celesc, three of the Fund's holdings, are early candidates for privation and Unibanco should benefit from lower in-terest rates as the market stabilizes. The South African market declined, spurred by lower gold prices.
--------
(1) Portfolio composition is subject to change.

                  THE M.S.D.&T. DIVERSIFIED REAL ESTATE FUND

The Diversified Real Estate Fund began operations on August 1, 1997. Total re-turn for the three months ended November 30, 1997 was 6.71%. For the same pe-riod, the Wilshire Real Estate Index returned 4.5%.

Fueled by a strong national economy and low interest rates, the U.S. real es-tate markets followed last year's record performance with another good year. In good markets, market conditions became better; in strong markets, they pro-gressed toward record levels. Once again, the magnitude of available capital spurred acquisitions of various kinds, both private and public. The move to-wards size was clearly evident during 1997 as more and more REITs strived for the "magic" $1 billion market capitalization point. This attitude created in-creased competition, higher prices for all real estate property types, and further accelerated the progress toward consolidation of both the REIT and real estate industry.

During the first 10 months of 1997, the REIT industry expanded by 47.9%. The total REIT industry market capitalization as of December 31, 1996 was $88.78 billion; as of October 31, 1997, it was $131.29 billion.

In keeping with our strategic plan, the Diversified Real Estate Fund focused on core property types during the last four months. As of November 30, 1997, the Fund, excluding cash, was 93.7% invested in core property types with the largest sector being Office (24.3%), closely followed by Apartments (22.6%). Other sector weightings were Diversified (12.4%), Retail (11.9%), Hotels (9.3%), Industrial (7%), Health Care (4.5%) and Cash (6.3%).

The investment adviser believes the movement towards public ownership and the consolidation of real estate companies will continue in 1998. Real estate is a capital intensive industry; accordingly, ease of access to capital and the cost of capital is the engine which drives it. This will become a more impor-tant consideration as we evaluate value and growth characteristics in the portfolio.
--------
(1) Portfolio composition is subject to change.

                   THE M.S.D.&T. LIMITED MATURITY BOND FUND

The Limited Maturity Bond Fund enjoyed a solid 4.50% total return as a rising NAV supplemented income return over the six month period. The somewhat longer maturity Lehman G/C Intermediate Index returned 5.02% over the same time frame. In comparison, the Fund's peer group, the Lipper Short-Intermediate In-vestment Grade Funds' Averages returned 4.15%.

Two forces shaped the trend in the fixed income market over the past six months: the continued dampening of the inflation rate and the financial crisis that has enveloped Southeast Asia. On the inflation side of the equation, most measures of price appreciation have continued to register subdued increases. Indeed, this has been especially true in the goods sectors of the economy as many industrial corporations seem to lack significant pricing power, even in an environment of strong domestic economic growth. Coupled with several meth-odology changes in the CPI sampling over the past two years, the result has been virtual price stability in traded goods. While service sector inflation has been running steady around 3%, the overall CPI is currently running around the 2% annual rate.

Secondly, the so-called Southeast Asian Tiger economies, Indonesia, Thailand, Hong Kong, Taiwan, and Korea, have all undergone a series of financial crises that are affecting world financial asset prices. As these countries have ei-ther devalued their currencies and/or experienced dramatic declines in their equity markets. European and North American stock and bond markets have moved in sympathetic fashion. Most notable has been the beneficial "flight to quali-ty" in the U.S. Treasury bond market.

These forces have combined to make the past six months very favorable for fixed income securities as interest rates in the U.S. declined along the cou-pon curve. Interest rates fell approximately 45 basis points on two year Trea-suries while falling 85 basis points on thirty year maturities. As would be expected in this environment, the further along the curve an investor was po-sitioned, the higher the total return in the period. Additionally, U.S. Trea-suries have generally outperformed higher-yielding, comparable maturity secu-rities in the recent financial market volatility.

The Fund has taken advantage of selected corporate spread widening to invest in some high quality "AA" and "A" rated credits during the turbulence of the past six weeks. This has been the first time in several years that corporate yield spreads have come under pressure and we continue to look for opportuni-ties to increase the Fund's yield in selected high quality issuers. At Novem-ber 30, 1997, the Fund's average life stood at 3.7 years and had a 30-day SEC yield of 5.61%.

                  THE M.S.D.&T. MARYLAND TAX-EXEMPT BOND FUND

For the six months ended November 30, 1997, the Maryland Tax-Exempt Bond Fund generated a total return of 5.32%. For the same period, the unmanaged Lehman Brothers Municipal Bond Index posted a 5.40% return while the Lipper Average for Maryland Tax- Exempt Bond Funds was 5.17%.

During the first half of fiscal 1998, interest rates fell as investor fears of accelerating inflation abated. Reported inflation, as measured by both the consumer price and producer price indices, showed a steady deceleration in the rate of price increases to the lowest levels in 30 years. Meanwhile, the do-mestic economy displayed consistent growth at above long-trend rates, a highly unusual combination.

The drop in municipal bond yields, however, has not kept pace with that of the
U. S. Treasury market. Long maturity dated General Obligation municipal yields, as measured by the Bond Buyer Indices, are currently toward the wide end of the trading range when compared against comparable Treasuries. This is natural during a bond market rally and, in relative valuation terms, makes municipals somewhat more attractive. Buying in the Treasury market has been somewhat in a response to a "flight to quality" in financial assets as equity markets deal with the negative consequences of the Asian financial market con-tagion.

The Maryland economy has experienced a significant increase in its rate of economic growth. Adding to the improving fundamentals is the State's fiscal 1997 surplus, currently estimated at $260 million. This should continue to al-low the State of Maryland to maintain one of the premier municipal credit rat-ings in the country. Major credit rating companies have also raised ratings for several counties and other issuers due to the improving fundamentals. The emphasis in the Fund will continue to be on investments rated among the top three credit categories.

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                     PERCENTAGE OF            PAR
                                      NET ASSETS   MATURITY  (000)     VALUE
                                     ------------- --------  -----     -----
AGENCY OBLIGATIONS.................      10.2%
FEDERAL FARM CREDIT BANK...........       1.5%
Notes
 5.65%.............................                02/02/98 $ 6,000 $  6,000,000
                                                                    ------------
FEDERAL HOME LOAN BANK.............       4.9%
Discount Notes
 4.95%.............................                03/04/98   2,000    1,996,026
Floating Rate Notes**
 5.76%.............................                12/05/97  11,000   10,997,167
Notes
 5.71%.............................                01/21/98   6,000    6,000,000
                                                                    ------------
                                                                      18,993,193
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORP....       1.0%
Notes
 5.95%.............................                06/19/98   4,000    3,998,948
                                                                    ------------
STUDENT LOAN MARKETING
 ASSOCIATION.......................       2.8%
Floating Rate Notes**
 5.64%.............................                12/05/97  11,000   11,000,000
                                                                    ------------
  TOTAL AGENCY OBLIGATIONS
   (Cost $39,992,141)..............                                   39,992,141
                                                                    ------------
BANKERS' ACCEPTANCES...............       8.1%
Bank of America NT & SA
 5.48%.............................                12/18/97   5,000    4,987,061
 5.48%.............................                12/24/97   3,000    2,989,497
CoreStates Bank N.A.
 5.56%.............................                12/23/97   5,000    4,983,011
Republic National Bank of New York
 5.50%.............................                12/16/97   2,000    1,995,417
Wachovia Bank N.A,
 5.50%.............................                12/19/97   8,000    7,978,000
 5.62%.............................                01/16/98   9,000    8,935,370
                                                                    ------------
  TOTAL BANKERS' ACCEPTANCES
   (Cost $31,868,356)..............                                   31,868,356
                                                                    ------------
CERTIFICATES OF DEPOSIT............      19.6%
DOMESTIC...........................      13.0%
Canadian Imperial Bank of Canada
 5.62%.............................                01/08/98  10,000   10,000,000
 5.73%.............................                02/19/98   8,000    8,000,000
CoreStates Bank N.A.
 5.70%.............................                02/26/98   3,000    3,000,000
 5.63%.............................                07/17/98  10,000   10,000,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                      PERCENTAGE OF            PAR
                                       NET ASSETS   MATURITY  (000)     VALUE
                                      ------------- --------  -----     -----
CERTIFICATES OF DEPOSIT -- CONTINUED
DOMESTIC -- CONTINUED
Morgan Guaranty Trust Co.
 5.59%..............................                12/19/97 $ 8,000 $  8,000,079
SunTrust Bank of Atlanta
 5.72%..............................                02/18/98  12,000   12,000,000
                                                                     ------------
                                                                       51,000,079
                                                                     ------------
EURODOLLAR..........................       1.5%
Morgan Guaranty Trust Co.
 5.71%..............................                01/06/98   6,000    5,999,773
                                                                     ------------
YANKEE..............................       5.1%
Credit Suisse First Boston
 6.24%..............................                04/08/98   3,000    3,000,000
Swiss Bank Corp.
 5.60%..............................                12/03/97  10,000   10,000,000
 5.88%..............................                11/18/98   7,000    7,000,000
                                                                     ------------
                                                                       20,000,000
                                                                     ------------
  TOTAL CERTIFICATES OF DEPOSIT
   (Cost $76,999,852)...............                                   76,999,852
                                                                     ------------
COMMERCIAL PAPER....................      43.7%
BANKS...............................       3.8%
Bank America Corp. FSA
 5.55%..............................                01/15/98  10,000    9,930,625
SunTrust Banks, Inc.
 5.48%..............................                12/22/97   5,000    4,984,017
                                                                     ------------
                                                                       14,914,642
                                                                     ------------
CHEMICALS...........................       4.6%
E.I. duPont de Nemours & Co.
 5.59%..............................                01/26/98  10,000    9,913,044
 5.56%..............................                02/17/98   8,000    7,903,627
                                                                     ------------
                                                                       17,816,671
                                                                     ------------
CONSUMER GOODS......................       4.6%
Procter & Gamble Co.
 5.47%..............................                01/16/98  10,000    9,930,106
 5.60%..............................                02/06/98   3,000    2,968,733
 5.58%..............................                03/13/98   5,000    4,920,950
                                                                     ------------
                                                                       17,819,789
                                                                     ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                     PERCENTAGE OF            PAR
                                      NET ASSETS   MATURITY  (000)     VALUE
                                     ------------- --------  -----     -----
COMMERCIAL PAPER -- CONTINUED
FINANCE............................      15.7%
ABN AMRO NA Finance Inc.
 5.64%.............................                03/20/98 $10,000 $  9,829,233
Associates Corp N.A.
 5.50%.............................                12/15/97  10,000    9,978,611
General Electric Capital Corp.
 5.55%.............................                01/12/98   8,000    7,948,200
 5.68%.............................                02/10/98   8,000    7,910,382
KFW International Finance Inc.
 5.55%.............................                01/16/98   8,000    7,943,267
Norwest Financial, Inc.
 5.51%.............................                01/06/98   6,000    5,966,940
 5.59%.............................                02/04/98  12,000   11,878,883
                                                                    ------------
                                                                      61,455,516
                                                                    ------------
FOODS..............................       2.5%
Campbell Soup Co.
 5.48%.............................                12/18/97  10,000    9,974,122
                                                                    ------------
PETROLEUM..........................       4.1%
Chevron Corp.***
 5.51%.............................                12/08/97   8,000    7,991,429
 5.56%.............................                12/16/97   8,000    7,981,467
                                                                    ------------
                                                                      15,972,896
                                                                    ------------
PHARMACEUTICALS....................       2.6%
Merck & Co. Inc.
 5.47%.............................                12/01/97  10,000   10,000,000
                                                                    ------------
UTILITIES -- GAS...................       2.3%
Southern Cal Gas Co.
 5.49%.............................                12/11/97   9,000    8,986,275
                                                                    ------------
UTILITIES -- ELECTRIC..............       3.5%
TECO Finance Corp.
 5.48%.............................                12/12/97   8,600    8,585,600
 5.57%.............................                02/06/98   5,000    4,948,168
                                                                    ------------
                                                                      13,533,768
                                                                    ------------
  TOTAL COMMERCIAL PAPER
   (Cost $170,473,679).............                                  170,473,679
                                                                    ------------
CORPORATE BONDS....................       2.4%
FINANCE............................       1.3%
Associates Corp. N.A.
 6.38%.............................                08/15/98   5,000    5,015,889
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                    PERCENTAGE OF            PAR
                                     NET ASSETS   MATURITY  (000)     VALUE
                                    ------------- --------  -----     -----
CORPORATE BONDS -- CONTINUED
RETAIL DEPARTMENT STORES..........        0.3%
Wal-Mart Stores, Inc.
 5.50%............................                03/01/98 $ 1,300 $  1,299,473
                                                                   ------------
UTILITIES -- ELECTRIC.............        0.8%
Georgia Power Co.
 5.50%............................                04/01/98   3,000    2,993,422
                                                                   ------------
  TOTAL CORPORATE BONDS
   (Cost $9,308,784)..............                                    9,308,784
                                                                   ------------
REPURCHASE AGREEMENTS.............       16.0%
J.P. MORGAN SECURITIES, INC.
 (Agreement dated 11/28/97 to be
 repurchased at $30,014,200
 collateralized by $30,754,000
 (Value $30,610,000) U.S. Treasury
 Notes, 4.75%, due 10/31/98)
 5.68%............................                12/01/97  30,000   30,000,000
MORGAN STANLEY & CO., INC.
 (Agreement dated 11/28/97 to be
 repurchased at $30,014,125
 collateralized by $29,805,000
 (Value $30,593,658) U.S. Treasury
 Notes, 5.875%, due 6/30/00)
 5.65%............................                12/01/97  30,000   30,000,000
WACHOVIA BANK N.A.
 (Agreement dated 11/28/97 to be
 repurchased at $2,761,300
 collateralized by $2,760,000
 (Value $2,817,225) U.S. Treasury
 Notes, 6.00%, due 8/15/99)
 5.65%............................                12/01/97   2,760    2,760,000
                                                                   ------------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $62,760,000).............                                   62,760,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $391,402,812*).............      100.0%                      391,402,812
LIABILITIES IN EXCESS OF OTHER
 ASSETS...........................       (0.0)%                         (36,882)
                                        -----                      ------------
NET ASSETS (equivalent to $1.00
 per share based on 391,474,756
 shares outstanding)..............      100.0%                     $391,365,930
                                        =====                      ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($391,365,930 / 391,474,756).....                                        $1.00
                                                                          =====

--------
* Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1997 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.
*** Security was purchased pursuant to Section 4(2) of the Securities Act of 1933 and may not be resold except to qualified buyers.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          GOVERNMENT MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                     PERCENTAGE OF            PAR
                                      NET ASSETS   MATURITY  (000)     VALUE
                                     ------------- --------  -----     -----
AGENCY OBLIGATIONS.................      72.3%
FEDERAL FARM CREDIT BANK...........      11.3%
Discount Notes
 5.40%.............................                12/05/97 $ 4,000 $ 3,997,600
 5.47%.............................                01/09/98   5,000   4,970,371
 5.48%.............................                01/20/98  15,000  14,885,833
 5.50%.............................                02/18/98  12,000  11,855,167
                                                                    -----------
                                                                     35,708,971
                                                                    -----------
FEDERAL HOME LOAN BANK.............      13.4%
Discount Notes
 5.39%.............................                12/12/97  10,000   9,983,531
 5.47%.............................                02/06/98  10,000   9,898,197
 5.50%.............................                02/13/98   5,000   4,943,472
Floating Rate Notes**
 5.53%.............................                12/16/97   7,000   6,999,857
 5.76%.............................                12/05/97   6,000   5,998,455
Notes
 5.73%.............................                01/27/98   4,500   4,499,930
                                                                    -----------
                                                                     42,323,442
                                                                    -----------
FEDERAL HOME LOAN MORTGAGE CORP. ..      15.1%
Discount Notes
 5.40%.............................                12/10/97  13,000  12,982,450
 5.415%............................                12/29/97  10,000   9,957,883
 5.50%.............................                01/23/98  12,000  11,902,833
 5.47%.............................                02/06/98  11,000  10,888,017
 5.95%.............................                06/19/98   2,000   1,999,474
                                                                    -----------
                                                                     47,730,657
                                                                    -----------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION.......................      14.0%
Discount Notes
 5.41%.............................                12/09/97  12,000  11,985,573
 5.40%.............................                12/18/97   8,000   7,979,600
 5.38%.............................                12/24/97   5,000   4,982,814
 5.47%.............................                01/21/98   5,000   4,961,254
 5.48%.............................                02/05/98   6,000   5,939,720
 5.53%.............................                02/25/98   8,460   8,348,239
                                                                    -----------
                                                                     44,197,200
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          GOVERNMENT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                    PERCENTAGE OF            PAR
                                     NET ASSETS   MATURITY  (000)     VALUE
                                    ------------- --------  -----     -----
AGENCY OBLIGATIONS -- CONTINUED
STUDENT LOAN MARKETING
 ASSOCIATION.......................      6.6%
Floating Rate Notes**
 5.64%.............................               12/05/97 $10,000 $ 10,000,000
Notes
 6.03%.............................               05/15/98   5,000    5,000,780
 5.88%.............................               12/10/98   6,000    6,000,000
                                                                   ------------
                                                                     21,000,780
                                                                   ------------
TENNESSEE VALLEY AUTHORITY.........     11.9%
Discount Notes
 5.39%.............................               12/18/97  13,000   12,966,911
 5.45%.............................               01/12/98  13,000   12,917,342
 5.53%.............................               01/26/98  12,000   11,896,773
                                                                   ------------
                                                                     37,781,026
                                                                   ------------
  TOTAL AGENCY OBLIGATIONS
   (Cost $228,742,076).............                                 228,742,076
                                                                   ------------
U.S. TREASURY OBLIGATIONS..........      2.5%
U.S. TREASURY NOTES................      2.5%
 5.875%............................               04/30/98   8,000    7,992,267
                                                                   ------------
  TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $7,992,267)...............                                   7,992,267
                                                                   ------------
REPURCHASE AGREEMENTS..............     27.5%
MORGAN STANLEY & CO., INC.
 (Agreement dated 11/28/97 to be
 repurchased at $30,014,125
 collateralized by $30,175,000
 (Value $30,586,626) U.S. Treasury
 Notes, 5.50%, due 12/31/00)
 5.65%.............................               12/01/97  30,000   30,000,000
REPUBLIC NATIONAL BANK OF NEW YORK
 (Agreement dated 11/28/97 to be
 repurchased at $31,185,702
 collateralized by $20,295,000
 (Value $20,471,571) U.S. Treasury
 Notes, 5.75%, due 9/30/99 and
 $11,620,000 (Value $11,387,600)
 U.S. Treasury Bills, due 5/14/98)
 5.66%.............................               12/01/97  31,171   31,171,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         GOVERNMENT MONEY MARKET FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                    PERCENTAGE OF            PAR
                                     NET ASSETS   MATURITY  (000)     VALUE
                                    ------------- --------  -----     -----
REPURCHASE AGREEMENTS -- CONTINUED
WACHOVIA BANK N.A.
 (Agreement dated 11/28/97 to be
 repurchased at $26,012,242
 collateralized by $26,138,000
 (Value $26,527,229) U.S. Treasury
 Notes, 5.25%, due 7/31/98)
 5.65%............................                12/01/97 $26,000 $ 26,000,000
                                                                   ------------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $87,171,000).............                                   87,171,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $323,905,343*).............      102.3%                      323,905,343
LIABILITIES IN EXCESS OF OTHER
 ASSETS...........................       (2.3)%                      (7,129,239)
                                        -----                      ------------
NET ASSETS (equivalent to $1.00
 per share based on 316,902,309
 shares outstanding)..............      100.0%                     $316,776,104
                                        =====                      ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($316,776,104 / 316,902,309).....                                        $1.00
                                                                          =====

--------
* Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1997 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          TAX-EXEMPT MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                      PERCENTAGE OF           PAR
                                       NET ASSETS   MATURITY (000)     VALUE
                                      ------------- -------- -----     -----
ALABAMA.............................       1.8%
City of Montgomery, TECP, PCR,
 General Electric Co.
 3.70% (Aaa/P-1, AAA/A-1+)..........                01/08/98 $1,500 $ 1,500,000
                                                                    -----------
COLORADO............................       0.6%
Colorado State TRAN
 4.00% (NA/NA, NA/SP-1+)............                06/26/98    500     500,463
                                                                    -----------
FLORIDA.............................       4.2%
Jacksonville Electric Authority,
 TECP, LA: Morgan Guaranty Trust Co.
 3.80% (Aa1/P-1, AA/A-1+)...........                01/05/98  3,500   3,500,000
                                                                    -----------
GEORGIA.............................       2.5%
Burke County, Development Authority,
 PCR, VRDN, Georgia Power Co.
 3.80% (A1/VMIG1, A+/A-1)**.........                12/01/97  2,100   2,100,000
                                                                    -----------
HAWAII..............................       1.2%
Hawaii State, GO, Prerefunded @101.5
 7.10% (NA/NA, AAA/A+)..............                06/01/98  1,000   1,030,704
                                                                    -----------
ILLINOIS............................       4.5%
Illinois Educational Facilities,
 VRDN, Northwestern University, LIC:
 Northern Trust Co.
 3.90% (Aa1/VMIG1, AA+/A-1+)**......                12/05/97  3,726   3,726,000
                                                                    -----------
INDIANA.............................       2.2%
City of Mount Vernon, TECP, PCR,
 General Electric Co.
 3.70% (Aaa/P-1, AAA/A-1+)..........                01/09/98  1,860   1,860,000
                                                                    -----------
KANSAS..............................       4.0%
Kansas State, VRDN, Department of
 Transportation Highway Revenue, LA:
 Kansas State Pooled Money
 Investment Board
 3.75% (Aa/VMIG1, AA/A-1+)**........                12/05/97  3,300   3,300,000
                                                                    -----------
KENTUCKY............................       3.2%
Trimble County, TECP, PCR, LG&E
 3.75% (Aa2/VMIG1, AA/A-1+).........                02/12/98  2,650   2,650,000
                                                                    -----------
LOUISIANA...........................       7.1%
Ascension Parish, VRDN, PCR, Shell
 Oil Co.
 3.80% (NA/NA, AAA/A-1+)**..........                12/01/97  1,900   1,900,000
Plaquemine Parish Port & Harbor
 Terminal District, TECP, TECO
 Energy, Inc.
 3.75% (A1/P-1, AA-/A-1+)...........                01/12/98  1,200   1,200,000
 3.70% (A1/P-1, AA-/A-1+)...........                02/04/98  2,800   2,800,000
                                                                    -----------
                                                                      5,900,000
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          TAX-EXEMPT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                       PERCENTAGE OF           PAR
                                        NET ASSETS   MATURITY (000)     VALUE
                                       ------------- -------- -----     -----
MARYLAND.............................       6.0%
Howard County, GO, Consolidated
 Public Improvement
 5.00% (Aaa/NA, AA+/NA)..............                02/15/98 $1,000 $ 1,002,568
Maryland State, GO
 8.20% (Aaa/NA, AAA/NA)..............                03/01/98  1,000   1,010,844
Montgomery County, Parking Authority,
 Bethesda Parking Lot, Prerefunded @
 102
 7.00% (Aaa/NA, AAA/NA)..............                06/01/98    500     507,227
Montgomery County, TECP, SPA: Union
 Bank of Switzerland
 3.70% (Aaa/P-1, AAA/A-1+)...........                02/06/98  2,450   2,450,000
                                                                     -----------
                                                                       4,970,639
                                                                     -----------
MICHIGAN.............................       4.8%
University of Michigan, VRDN,
 Hospital Revenue
 3.90% (Aa2/VMIG1, AA/NA)**..........                12/01/97  4,000   4,000,000
                                                                     -----------
MINNESOTA............................       4.2%
Minneapolis, GO, Special School
 District
 3.75% (Aa1/NA, AA+/NA)..............                06/03/97  1,000   1,002,182
City of Rochester, TECP, Mayo
 Foundation/Mayo Clinic
 3.70% (NA/NA, AA+/A-1+).............                02/10/98  1,500   1,500,000
 3.85% (NA/NA, AA+/A-1+).............                02/10/98  1,000   1,000,000
                                                                     -----------
                                                                       3,502,182
                                                                     -----------
MISSISSIPPI..........................       2.4%
Jackson County, VRDN, Port
 Facilities, Chevron USA Inc.
 3.90% (Aa2/P-1, NA/NA)**............                12/01/97  2,000   2,000,000
                                                                     -----------
MISSOURI.............................       2.2%
Missouri State Health & Educational
 Facilities, VRDN, Washington
 University Project, SPA: Morgan
 Guaranty Trust
 3.90% (Aa1/VMIG1, AA/A-1+)**........                12/05/97  1,850   1,850,000
                                                                     -----------
NORTH CAROLINA.......................      13.4%
City of Durham, VRDN, COP, SPA:
 Wachovia Bank N.A.
 3.80% (Aa1/VMIG1, AAA/A-1+)**.......                12/03/97  2,800   2,800,000
City of Winston-Salem, VRDN, COP,
 SPA: Credit Suisse
 3.90% (Aa1/VMIG1, AAA/A-1+)**.......                12/05/97  2,900   2,900,000
North Carolina Eastern Municipal
 Power Agency, TECP, LOC: CIBC
 3.75% (NA/P-1, NA/A-1+).............                01/15/98  2,500   2,500,000
North Carolina Educational
 Facilities, VRDN, Duke University,
 SPA: Wachovia Bank N.A.
 3.90% (Aa1/VMIG1, AA+/A-1+)**.......                12/05/97    500     500,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          TAX-EXEMPT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                       PERCENTAGE OF           PAR
                                        NET ASSETS   MATURITY (000)     VALUE
                                       ------------- -------- -----     -----
NORTH CAROLINA -- CONTINUED
North Carolina Educational
 Facilities, VRDN, Wake Forest
 University
 3.90% (Aa3/VMIG1, NA/NA)**..........                12/05/97 $2,400 $ 2,400,000
                                                                     -----------
                                                                      11,100,000
                                                                     -----------
OHIO.................................       1.8%
Cuyahoga County, VRDN, Hospital
 Revenue, Cleveland Clinic
 3.85% (Aa3/VMIG1, AA-/A-1+)**.......                12/05/97  1,500   1,500,000
                                                                     -----------
OREGON...............................       4.8%
State of Oregon, GO, VRDN, Veterans
 Welfare Board, LOC: Morgan Guaranty
 Trust Co.
 3.85% (Aa1/VMIG1, AAA/A-1+)**.......                12/03/97  4,000   4,000,000
                                                                     -----------
PENNSYLVANIA.........................       1.8%
Pennsylvania State TAN
 4.50% (NA/MIG1, NA/SP-1+)...........                06/30/98  1,500   1,506,344
                                                                     -----------
SOUTH CAROLINA.......................       4.0%
South Carolina Public Service
 Authority, TECP, LIQ: NationsBank
 3.75% (Aa2/P-1, AA/A-1+)............                12/05/97  2,000   2,000,000
York County, PCR, TECP, Duke Power
 Project
 3.75% (Aa3/VMIG1, AA-/A-1)..........                03/05/98  1,300   1,300,000
                                                                     -----------
                                                                       3,300,000
                                                                     -----------
TENNESSEE............................       1.2%
Tennessee State, VRDN, BAN, SPA:
 Tennessee State Consolidated
 Retirement System
 3.75% (NA/SP-1+, NA/A-1+)**.........                12/05/97  1,000   1,000,000
                                                                     -----------
TEXAS................................      12.3%
City of Austin, TECP, LOC: Morgan
 Guaranty Trust Co.
 3.70% (Aa1/P-1, AAA/A-1+)...........                02/05/98  1,000   1,000,000
Harris County, Health Facilities
 Development, VRDN, Methodist
 Hospital, SPA: Morgan Guaranty Trust
 Co. 50%
 3.85% (NA/NA, AA/A-1+)**............                12/01/97  1,400   1,400,000
Harris County, Health Facilities
 Development, VRDN, St. Luke's
 Episcopal Hospital Project, SPA:
 Morgan Guaranty Trust Co.
 3.85% (NA/NA, AA/A-1+)**............                12/01/97  3,800   3,800,000
State of Texas, TRAN
 4.75% (NA/MIG1, NA/SP-1+)...........                08/31/98  4,000   4,026,804
                                                                     -----------
                                                                      10,226,804
                                                                     -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         TAX-EXEMPT MONEY MARKET FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                  PERCENTAGE OF
                                   NET ASSETS   MATURITY PAR (000)    VALUE
                                  ------------- -------- ---------    -----
VIRGINIA.........................       5.7%
Fairfax County Hospital
 Association, IDA, VRDN, Inova
 Health System, SPA: Credit
 Suisse
 3.90% (Aa2/VMIG1, AA/A-1+)......               12/05/97     1,800 $ 1,800,000
Richmond Public Utilities, RB,
 Prerefunded @ 102
 7.80% (Aaa/NA, AAA/NA)..........               01/15/98     1,100   1,127,519
Virginia State Transportation
 Board, RB, Prerefunded @ 102
 7.80% (Aaa/NA, AAA/NA)..........               03/01/98     1,750   1,801,314
                                                                   -----------
                                                                     4,728,833
                                                                   -----------
  TOTAL MUNICIPAL BONDS
   (Cost $79,751,969)............                                   79,751,969
                                                                   -----------
                                                         NUMBER OF
                                                          SHARES
                                                         ---------
INVESTMENT COMPANIES.............       3.9%
Goldman Sachs Financial Square
 Tax-Free Money Market Fund......                        2,085,407   2,085,407
Municipal Fund for Temporary
 Investments -- MuniFund.........                        1,123,216   1,123,216
                                                                   -----------
  TOTAL INVESTMENT COMPANIES
   (Cost $3,208,623).............                                    3,208,623
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $82,960,592*).............      99.8%                        82,960,592
OTHER ASSETS IN EXCESS OF
 LIABILITIES.....................       0.2%                           167,375
                                      -----                        -----------
NET ASSETS (equivalent to $1.00
 per share based on 83,135,768
 shares outstanding).............     100.0%                       $83,127,967
                                      =====                        ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($83,127,967 / 83,135,768)......                                        $1.00
                                                                         =====

--------
* Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1997 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      TAX-EXEMPT MONEY MARKET FUND (TRUST)
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                      PERCENTAGE OF           PAR
                                       NET ASSETS   MATURITY (000)     VALUE
                                      ------------- -------- -----     -----
ALABAMA.............................       3.9%
City of Montgomery, TECP, PCR,
 General Electric Co.
  3.60% (Aaa/P-1, AAA/A-1+).........                12/01/97 $2,000 $ 2,000,000
                                                                    -----------
COLORADO............................       2.9%
Colorado State TRAN
  4.50% (NA/NA, NA/SP-1+)...........                06/26/98  1,500   1,501,389
                                                                    -----------
FLORIDA.............................       2.0%
Jacksonville Electric Authority,
 TECP, LA: Morgan Guaranty Trust Co.
  3.60% (Aa1/P-1, AA/A-1+)..........                12/04/97  1,000   1,000,000
                                                                    -----------
ILLINOIS............................       8.2%
Illinois Educational Facilities,
 VRDN, Northwestern University, LIC:
 Northern Trust Co.
  3.90% (Aa1/VMIG1, AA+/A-1+)**.....                12/05/97  2,193   2,193,000
Illinois Health Facilities
 Authority, TECP, St. Lukes Medical
 Center, LOC: Northern Trust
  3.70% (Aa3/VMIG1, AA-/A-1+).......                02/10/98  2,000   2,000,000
                                                                    -----------
                                                                      4,193,000
                                                                    -----------
KANSAS..............................       4.5%
Kansas State, VRDN, Department of
 Transportation Highway Revenue, LA:
 Kansas State Pooled Money
 Investment Board
  3.75% (Aa/VMIG1, AA/A-1+)**.......                12/05/97  2,300   2,300,000
                                                                    -----------
KENTUCKY............................       3.9%
Jefferson County, PCR, TECP,
 Louisville Gas & Electric
  3.65% (Aa2/VMIG1, AA-/A-1+).......                01/16/98  2,000   2,000,000
                                                                    -----------
LOUISIANA...........................       2.4%
Plaquemine Parish Port & Harbor
 Terminal District, TECP,
 TECO Energy, Inc.
  3.75% (A1/P-1, AA-/A-1+)..........                01/12/98  1,200   1,200,000
                                                                    -----------
MARYLAND............................       6.0%
Maryland State, GO,
 Prerefunded @ 100.5
  6.60% (Aaa/NA, AAA/NA)............                05/15/98    650     661,367
Montgomery County, Parking
 Authority, Bethesda Parking Lot,
 Prerefunded @ 100
  7.00% (Aaa/NA, AAA/NA)............                06/01/98    500     507,227
Montgomery County, TECP, SPA: Union
 Bank of Switzerland
  3.70% (Aaa/P-1, AAA/A-1+).........                02/06/98  1,900   1,900,000
                                                                    -----------
                                                                      3,068,594
                                                                    -----------
MICHIGAN............................       4.2%
University of Michigan, VRDN,
 Hospital Revenue
  3.90% (Aa2/VMIG1, AA/NA)**........                12/01/97  2,120   2,120,000
                                                                    -----------
MINNESOTA...........................       3.5%
City of Rochester, TECP, Mayo
 Foundation/Mayo Clinic
  3.75% (NA/NA, AA+/A-1+)...........                12/03/97  1,800   1,800,000
                                                                    -----------
MISSISSIPPI.........................       2.9%
Jackson County, VRDN, Port
 Facilities, Chevron USA Inc.
  3.90% (Aa2/P-1, NA/NA)**..........                12/01/97  1,500   1,500,000
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      TAX-EXEMPT MONEY MARKET FUND (TRUST)
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                     PERCENTAGE OF           PAR
                                      NET ASSETS   MATURITY (000)     VALUE
                                     ------------- -------- -----     -----
MISSOURI............................      2.8%
Missouri State Health & Educational
 Facilities, VRDN,
 Washington University Project, SPA:
 Morgan Guaranty Trust
  3.90% (Aa1/VMIG1, AA/A-1+)**......               12/03/97 $1,440 $ 1,440,000
                                                                   -----------
NORTH CAROLINA......................     11.1%
City of Durham, VRDN, COP, SPA:
 Wachovia Bank of North Carolina
  3.80% (Aa1/VMIG1, AAA/A-1+)**.....               12/03/97  2,200   2,200,000
North Carolina Eastern Municipal
 Power Agency, TECP, LOC: CIBC
  3.80% (NA/P-1, NA/A-1+)...........               01/20/98  1,500   1,500,000
North Carolina Educational
 Facilities, VRDN, Duke University
  3.90% (Aa1/VMIG1, AA+/A-1+)**.....               12/05/97    400     400,000
North Carolina Educational
 Facilities, VRDN, Wake Forest
 University Project, SPA: Wachovia
 Bank N.A.
  3.90% (Aa3/VMIG1, NA/NA)**........               12/05/97  1,545   1,545,000
                                                                   -----------
                                                                     5,645,000
                                                                   -----------
OHIO................................      2.9%
Cuyahoga County, VRDN, Hospital
 Revenue, Cleveland Bank
  3.85% (Aa3/VMIG1, AA-/A-1+)**.....               12/05/97  1,500   1,500,000
                                                                   -----------
OREGON..............................      4.7%
Oregon State, GO, VRDN, Veterans
 Welfare Board, LOC:
 Morgan Guaranty Trust Co.
  3.85% (Aa1/VMIG1, AAA/A-1+)**.....               12/03/97  2,400   2,400,000
                                                                   -----------
PENNSYLVANIA........................      3.0%
Montgomery County, Higher Education
 & Health Authority, RB,
 Bryn Mawr Hospital Project,
 Prerefunded @ 102
  9.375% (Aaa/NA, AAA/NA)...........               12/01/97    500     510,000
Pennsylvania State GO, INS: AMBAC
  6.30% (Aaa/NA, AAA/NA)............               01/01/98  1,000   1,002,190
                                                                   -----------
                                                                     1,512,190
                                                                   -----------
SOUTH CAROLINA......................      2.9%
South Carolina Public Service
 Authority, TECP, LIQ: NationsBank
  3.65% (Aa2/P-1, AA/A-1+)..........               12/02/97  1,500   1,500,000
                                                                   -----------
TENNESSEE...........................      4.9%
Tennessee State, VRDN, BAN, SPA:
 Tennsessee State Consolidated
 Retirement System
  3.75% (NA/SP-1+, NA/A-1+)**.......               12/05/97  2,500   2,500,000
                                                                   -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                     TAX-EXEMPT MONEY MARKET FUND (TRUST)
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                      PERCENTAGE OF             PAR
                                       NET ASSETS   MATURITY   (000)      VALUE
                                      ------------- --------   -----      -----
TEXAS...............................        9.8%
Harris County, Health Facilities
 Development, VRDN, Methodist
 Hospital, SPA: Morgan Guaranty
 Trust Co.
  3.85% (NA/NA, AA/A-1+)**..........                12/01/97    $2,000 $ 2,000,000
Harris County, Health Facilities
 Development, VRDN, St. Luke's
 Episcopal Hospital Project, SPA:
 Morgan Guaranty Trust Co.
  3.85% (NA/NA, AA/A-1+)**..........                12/01/97       500     500,000
State of Texas, TRAN
  4.75% (NA/MIG1, NA/SP-1+).........                08/31/98     2,500   2,516,752
                                                                       -----------
                                                                         5,016,752
                                                                       -----------
VIRGINIA............................        5.3%
Fairfax County Hospital Association,
 IDA, VRDN, Inova Health System,
 SPA: Credit Suisse
  3.90% (Aa2/VMIG1, AA/A-1+)........                12/05/97       500     500,000
Virginia State Transportation Board,
 RB, Prerefunded @ 102
  7.80% (Aaa/NA, AAA/NA)............                03/01/98       500     514,661
  6.80% (Aa2/NA, AA/NA).............                05/15/98     1,650   1,705,225
                                                                       -----------
                                                                         2,719,886
                                                                       -----------
WYOMING.............................        2.0%
Sweetwater County, TECP,
 Pacificcorp, LOC: Union Bank
  3.65% (Aaa/P-1, AAA/A-1+).........                01/13/98     1,000   1,000,000
                                                                       -----------
   TOTAL MUNICIPAL BONDS
    (Cost $47,916,811)..............                                    47,916,811
                                                                       -----------
                                                             NUMBER OF
                                                              SHARES
                                                             ---------
INVESTMENT COMPANIES................        5.9%
Goldman Sachs Financial Square Tax-
 Free Money Market Fund.............                         1,585,494   1,585,494
Municipal Fund for Temporary
 Investments--MuniFund..............                         1,404,830   1,404,830
                                                                       -----------
   TOTAL INVESTMENT COMPANIES
    (Cost $2,990,324)...............                                     2,990,324
                                                                       -----------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $50,907,135*)................       99.7%                        50,907,135
OTHER ASSETS IN EXCESS OF
 LIABILITIES........................        0.3%                            95,904
                                          -----                        -----------
NET ASSETS (equivalent to $1.00 per
 share based on 51,004,186 shares
 outstanding).......................      100.0%                       $51,003,039
                                          =====                        ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($51,003,039 / 51,004,186).........                                         $1.00
                                                                       ===========

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1997 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              GROWTH & INCOME FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                            PERCENTAGE OF NUMBER OF
                                             NET ASSETS    SHARES      VALUE
                                            ------------- ---------    -----
COMMON STOCK...............................     98.6%
AIRLINES...................................      1.8%
  Southwest Airlines Co. ..................                124,050  $  3,031,472
                                                                    ------------
BANKS......................................      7.5%
  CoreStates Financial Corp. ..............                 54,000     4,174,875
  J.P. Morgan & Co. .......................                 29,100     3,322,856
  Regions Financial Corp. .................                 59,000     2,278,875
  SunTrust Banks Inc. .....................                 39,000     2,769,000
                                                                    ------------
                                                                      12,545,606
                                                                    ------------
BEVERAGES..................................      2.2%
  Pepsico Inc. ............................                100,000     3,687,500
                                                                    ------------
CHEMICALS..................................      6.0%
  Air Products & Chemicals Inc. ...........                 45,900     3,519,956
  E.I. duPont deNemours & Co. .............                 90,000     5,450,625
  RPM Inc. ................................                 50,000     1,000,000
                                                                    ------------
                                                                       9,970,581
                                                                    ------------
COMPUTER EQUIPMENT.........................      5.6%
  Hewlett-Packard Co. .....................                 71,400     4,359,862
  International Business Machine Corp. ....                 43,000     4,711,187
  Teradyne Inc.* ..........................                  7,000       229,688
                                                                    ------------
                                                                       9,300,737
                                                                    ------------
COMPUTER SOFTWARE..........................      2.0%
  Cicso Systems Inc.* .....................                 26,000     2,242,500
  Electronic Data Services Corp. ..........                 27,000     1,026,000
                                                                    ------------
                                                                       3,268,500
                                                                    ------------
CONSUMER GOODS.............................      4.0%
  Colgate Palmolive Co. ...................                 57,400     3,835,038
  Proctor & Gamble Co. ....................                 37,000     2,823,563
                                                                    ------------
                                                                       6,658,601
                                                                    ------------
ELECTRICAL EQUIPMENT.......................      4.8%
  ABB AB ADR...............................                 16,000     1,984,000
  General Electric Co. ....................                 60,000     4,425,000
  Hubbell, Inc. "B"........................                 36,300     1,649,381
                                                                    ------------
                                                                       8,058,381
                                                                    ------------
ELECTRONICS................................      2.8%
  Intel Corp. .............................                 61,000     4,735,125
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              GROWTH & INCOME FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                            PERCENTAGE OF NUMBER OF
                                             NET ASSETS    SHARES      VALUE
                                            ------------- ---------    -----
COMMON STOCK -- CONTINUED
FOODS......................................      5.8%
  CPC International, Inc. .................                24,000   $  2,481,000
  Giant Food, Inc. "A".....................                45,500      1,535,625
  McCormick & Co., Inc. ...................                80,000      2,120,000
  Nestle Registered ADR....................                47,400      3,549,075
                                                                    ------------
                                                                       9,685,700
                                                                    ------------
INDUSTRIAL GOODS...........................      3.2%
  Corning Inc. ............................                79,500      3,373,781
  PPG Industries Inc. .....................                33,500      1,940,906
                                                                    ------------
                                                                       5,314,687
                                                                    ------------
INSURANCE..................................      7.6%
  Chubb Corp. .............................                47,200      3,348,250
  General RE Corp. ........................                13,000      2,580,500
  Jefferson Pilot Corp. ...................                45,100      3,441,694
  UNUM Corp. ..............................                70,000      3,320,625
                                                                    ------------
                                                                      12,691,069
                                                                    ------------
IRON/STEEL.................................      0.8%
  Worthington Industries Inc. .............                75,000      1,359,375
                                                                    ------------
MACHINERY & HEAVY EQUIPMENT................      4.4%
  Caterpillar, Inc. .......................                70,000      3,355,625
  Illinois Tool Works, Inc. ...............                72,100      3,951,981
                                                                    ------------
                                                                       7,307,606
                                                                    ------------
MEDICAL INSTRUMENTS & SUPPLIES.............      3.0%
  Johnson & Johnson........................                79,000      4,972,063
                                                                    ------------
NATURAL GAS................................      1.2%
  Questar Corp. ...........................                48,900      1,916,269
                                                                    ------------
OIL EQUIPMENT & SERVICES...................      4.1%
  Halliburton Co. .........................                49,844      2,688,461
  Schlumberger Ltd. ADR....................                50,600      4,165,012
                                                                    ------------
                                                                       6,853,473
                                                                    ------------
OFFICE EQUIPMENT...........................      1.2%
  Pitney Bowes Inc. .......................                22,800      1,916,625
                                                                    ------------
PETROLEUM..................................      6.0%
  Amoco Corp. .............................                31,925      2,873,250
  Atlantic Richfield Co. ..................                42,900      3,496,350
  Exxon Corp. .............................                58,800      3,586,800
                                                                    ------------
                                                                       9,956,400
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              GROWTH & INCOME FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                            PERCENTAGE OF NUMBER OF
                                             NET ASSETS    SHARES      VALUE
                                            ------------- ---------    -----
COMMON STOCK -- CONTINUED
PHARMACEUTICALS............................     10.8%
  Abbott Laboratories......................                 39,000  $  2,535,000
  Bristol-Myers Squibb Co. ................                 57,700     5,402,163
  Merck & Co., Inc. .......................                 10,000       945,625
  Pfizer Inc. .............................                 84,800     6,169,200
  Schering Plough Corp. ...................                 48,000     3,009,000
                                                                    ------------
                                                                      18,060,988
                                                                    ------------
RETAIL DEPARTMENT STORES...................      3.1%
  May Department Stores Co. ...............                 44,300     2,381,125
  Wal-Mart Stores, Inc. ...................                 70,000     2,795,625
                                                                    ------------
                                                                       5,176,750
                                                                    ------------
TECHNOLOGY.................................      2.0%
  Motorola, Inc. ..........................                 54,000     3,395,250
                                                                    ------------
TELECOMMUNICATIONS.........................      3.3%
  Ericsson (LM) Tel -- ADR.................                 26,000     1,051,375
  GTE Corp. ...............................                 31,500     1,592,719
  Lucent Technologies Inc. ................                 36,559     2,929,290
                                                                    ------------
                                                                       5,573,384
                                                                    ------------
TOBACCO....................................      2.5%
  Philip Morris Inc. ......................                 96,500     4,197,750
                                                                    ------------
UTILITIES -- TELEPHONE.....................      2.9%
  MCI Communications Corp. ................                109,100     4,793,581
                                                                    ------------
   TOTAL COMMON STOCK
    (Cost $102,941,726)....................                          164,427,473
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             GROWTH & INCOME FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                      PERCENTAGE OF           PAR
                                       NET ASSETS   MATURITY (000)     VALUE
                                      ------------- -------- -----     -----
REPURCHASE AGREEMENT.................       1.4%
REPUBLIC NATIONAL BANK OF NEW YORK
 (Agreement dated 11/28/97 to be
 repurchased at $2,402,132,
 collateralized by $2,500,000 (Value
 $2,450,000) U.S. Treasury Bills, due
 5/14/98)
  5.66%..............................               12/01/97 $2,401 $  2,401,000
                                                                    ------------
   TOTAL REPURCHASE AGREEMENT
    (Cost $2,401,000)................                                  2,401,000
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $105,342,726*)................     100.0%                     166,828,473
LIABILITIES IN EXCESS OF OTHER
 ASSETS..............................     (0.0)%                         (34,215)
                                          -----                     ------------
NET ASSETS (equivalent to $20.74 per
 share based on 8,042,636 shares
 outstanding)........................     100.0%                    $166,794,258
                                          =====                     ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($166,794,258 / 8,042,636)..........                                     $20.74
                                                                    ============

--------
* Cost for Federal income tax purposes is $105,413,884. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

           Excess of value over tax cost........ $61,606,355
           Excess of tax cost over value........ $  (191,766)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                           PERCENTAGE OF NUMBER OF
                                            NET ASSETS    SHARES      VALUE
                                           ------------- ---------    -----
COMMON STOCK, PREFERRED STOCK, WARRANTS &
 RIGHTS...................................     94.3%
AUSTRALIA.................................      1.7%
CSR Limited...............................                120,000  $   394,121
MIM Holdings..............................                325,000      235,720
News Corp. ...............................                 94,000      502,970
Telstra Corp. ............................                 98,000      184,402
                                                                   -----------
                                                                     1,317,213
                                                                   -----------
BRAZIL....................................      4.1%
Celesc GDR*...............................                  9,000      927,000
Cia Paranaense Energy ADR.................                 56,000      843,500
Telecommunicacoes Brasileiras.............                  6,700      699,313
Unibanco GDR..............................                 24,324      699,315
                                                                   -----------
                                                                     3,169,128
                                                                   -----------
FINLAND...................................      0.9%
Valmet....................................                 50,000      745,628
                                                                   -----------
FRANCE....................................      9.7%
Assurances Generales de France............                 18,000    1,024,479
AXA -- UAP................................                 16,500    1,197,359
Bouygues..................................                  4,000      404,506
Christian Dior............................                  3,500      345,643
Compagne Generale Des Eaux................                  9,500    1,255,190
Compagne Generale Des Eaux Warrants*......                  9,500        5,809
Dexia France..............................                 10,000    1,038,369
Michelin..................................                 10,000      538,664
Pinault Printemps La Redoute..............                  1,500      767,343
SGS Thomson Microelectronics*.............                  5,200      366,692
Total "B'.................................                  6,000      630,136
                                                                   -----------
                                                                     7,574,190
                                                                   -----------
GERMANY...................................      8.9%
Commerzbank...............................                 40,000    1,394,693
GEA Preferred.............................                  2,950      968,376
Man.......................................                  4,450    1,327,056
Mannesman.................................                  3,120    1,448,712
Metro.....................................                 11,664      537,628
Veba......................................                 21,000    1,244,168
                                                                   -----------
                                                                     6,920,633
                                                                   -----------
HONG KONG.................................      1.7%
First Tractor Co. ........................                560,000      333,234
Hong Kong Electric........................                160,000      541,247
Jardine Matheson..........................                 77,800      412,340
                                                                   -----------
                                                                     1,286,821
                                                                   -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                           PERCENTAGE OF NUMBER OF
                                            NET ASSETS    SHARES      VALUE
                                           ------------- ---------    -----
COMMON STOCK, PREFERRED STOCK, WARRANTS &
 RIGHTS --CONTINUED
INDIA.....................................      0.6%
State Bank of India GDR*..................                  35,000 $   448,875
                                                                   -----------
INDONESIA.................................      0.2%
Bank Dagang Nasional......................               1,600,000     175,463
                                                                   -----------
ITALY.....................................      5.2%
CSP International.........................                  50,000     564,220
Fiat Preferred............................                 187,000     286,768
Istituto Nazionale delle Assicurazioni
 (INA)....................................                 380,000     661,902
Telecom Italia............................                 180,000   1,121,842
Telecom Italia Mobile.....................                 170,000     688,146
Unicem....................................                  90,000     723,937
                                                                   -----------
                                                                     4,046,815
                                                                   -----------
JAPAN.....................................     15.1%
18th Bank.................................                  84,000     500,215
Amada.....................................                  70,000     351,577
Bridgestone...............................                  37,000     803,056
Daiwa Securities..........................                  40,000     139,471
Dowa Fire & Marine........................                 148,000     516,043
Fuji Photo Film...........................                  23,000     827,189
Hitachi...................................                  80,000     567,287
Hitachi Cable.............................                  27,000     192,940
Ito Yokado................................                  11,000     496,454
Komori Corp. .............................                  22,000     344,760
Mabuchi Motors............................                  13,000     681,450
Matsushita Electric Industrial............                  47,000     732,850
Mitsui Fudosan............................                  39,000     412,537
Mitsui Chemicals..........................                 100,000     274,241
Ricoh.....................................                  55,000     663,663
Sanwa Bank................................                  22,000     241,332
Shin-Etsu Chemical........................                  35,000     830,950
Shiseido..................................                  28,000     379,549
Sony......................................                   6,000     512,439
Sumitomo Trust & Banking..................                  60,000     395,847
Suzuki Motor..............................                  79,000     860,411
Tokyo Electron............................                  13,000     498,100
Tsubaki Nakashima.........................                  52,000     297,434
Yamaha Motor..............................                  41,000     274,351
                                                                   -----------
                                                                    11,794,146
                                                                   -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                           PERCENTAGE OF NUMBER OF
                                            NET ASSETS    SHARES      VALUE
                                           ------------- ---------    -----
COMMON STOCK, PREFERRED STOCK, WARRANTS &
 RIGHTS --CONTINUED
MEXICO....................................      1.9%
Altos Hornos de Mexico*...................                280,000  $   677,277
Cemex CPO.................................                180,000      776,077
                                                                   -----------
                                                                     1,453,354
                                                                   -----------
NETHERLANDS...............................      4.1%
ING.......................................                  7,800      317,030
Philips Electronics.......................                  9,000      594,431
Vedior....................................                 19,200      364,114
Vendex International......................                 17,000      887,648
Ver Ned Uitgev Ver Bezit..................                 43,500    1,041,575
                                                                   -----------
                                                                     3,204,798
                                                                   -----------
PHILIPPINES...............................      0.6%
Far East Bank & Trust.....................                  1,116        1,538
Far East Bank & Trust Rights*.............                    960          931
Manila Electric...........................                 80,000      277,921
Philippine National Bank*.................                 77,875      193,402
                                                                   -----------
                                                                       473,792
                                                                   -----------
SINGAPORE.................................      2.5%
DBS Land..................................                125,000      212,711
Development Bank of Singapore (Foreign)...                 50,000      470,948
GP Batteries International................                170,000      493,177
Singapore Press (Foreign).................                 30,000      410,667
United Overseas Bank (Foreign)............                 62,000      369,851
                                                                   -----------
                                                                     1,957,354
                                                                   -----------
SOUTH AFRICA..............................      1.2%
AECI......................................                140,000      579,425
Murray & Roberts..........................                220,000      385,501
                                                                   -----------
                                                                       964,926
                                                                   -----------
SPAIN.....................................      3.0%
Adolgo Dominguez*.........................                 29,000      884,828
Banco Santander...........................                 30,000      907,293
Telefonica de Espana......................                 20,000      576,697
                                                                   -----------
                                                                     2,368,818
                                                                   -----------
SWEDEN....................................      2.7%
Electrolux "B"............................                 10,000      787,465
Ericsson "B"..............................                 30,200    1,232,098
Granges AB*...............................                  5,000       79,653
                                                                   -----------
                                                                     2,099,216
                                                                   -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                           PERCENTAGE OF NUMBER OF
                                            NET ASSETS    SHARES      VALUE
                                           ------------- ---------    -----
COMMON STOCK, PREFERRED STOCK, WARRANTS &
 RIGHTS --CONTINUED
SWITZERLAND...............................      7.0%
CS Group Registered.......................                  5,800  $   848,222
Nestle Registered.........................                  1,100    1,618,727
Novartis Registered.......................                  1,066    1,703,282
Roche Holdings 1/10 PC Non-Voting.........                    145    1,297,759
                                                                   -----------
                                                                     5,467,990
                                                                   -----------
UNITED KINGDOM............................     23.2%
Abbey National............................                 50,000      790,593
Asda......................................                250,000      679,185
Barclays..................................                 42,500    1,023,222
BBA.......................................                 75,000      477,009
BG........................................                120,000      568,115
Boots.....................................                 52,000      763,080
Bryant....................................                170,000      327,946
British Aerospace.........................                 27,000      736,932
British Petroleum.........................                 71,284      976,408
British Telecom...........................                100,000      768,269
BTR.......................................                120,000      414,966
Glaxo Wellcome............................                 40,000      926,640
Granada...................................                 50,000      714,356
Grand Metropolitan........................                115,000    1,043,355
IMS*......................................                190,000      344,120
Jarvis Hotels.............................                175,000      459,951
Limelight.................................                210,000      129,140
Lloyds TSB................................                 95,000    1,089,982
Medeva....................................                 41,250      139,691
National Grid.............................                155,000      782,127
NFC.......................................                150,000      357,599
Prudential................................                 50,000      539,557
Royal Bank of Scotland....................                 55,000      632,432
Rubicon...................................                210,000      389,189
Senior Engineering........................                 82,500      213,359
Shell Transport & Trading.................                 80,000      547,560
SOCO International*.......................                 24,000      156,484
SmithKline Beecham........................                 68,000      678,806
Sun Life & Provincial.....................                  2,010       13,190
Unilever..................................                 84,000      663,036
Yorkshire Water...........................                 85,000      703,152
                                                                   -----------
                                                                    18,049,451
                                                                   -----------
   TOTAL COMMON STOCK, PREFERRED STOCK,
    WARRANTS & RIGHTS
    (Cost $66,771,857)....................                          73,518,611
                                                                   -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                             PURCHASE OF           PAR
                                             NET ASSETS  MATURITY (000)     VALUE
                                             ----------- -------- -----     -----
SHORT-TERM INVESTMENTS.....................       5.4%
Eurodollar Time Deposit State Street Bank &
 Trust Co.
  4.50%....................................              12/01/97 $4,181 $ 4,181,000
                                                                         -----------
    TOTAL SHORT-TERM INVESTMENTS
     (Cost $4,181,000).....................                                4,181,000
                                                                         -----------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $70,952,857**)......................      99.7%                    77,699,611
OTHER ASSETS IN EXCESS OF LIABILITIES......       0.3%                       217,338
                                                -----                    -----------
NET ASSETS (equivalent to $12.73 per share
 based on
 6,121,717 shares outstanding).............     100.0%                   $77,916,949
                                                =====                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE
 ($77,916,949 / 6,121,717).................                                   $12.73
                                                                              ======

--------
 * Non-income producing securities.
** Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

           Excess of value over tax cost........ $13,520,499
           Excess of tax cost over value........ $(6,773,745)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          DIVERSIFIED REAL ESTATE FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                              PERCENTAGE OF NUMBER OF
                                               NET ASSETS    SHARES     VALUE
                                              ------------- ---------   -----
REAL ESTATE INVESTMENT TRUSTS................      93.2%
APARTMENTS...................................      24.7%
AMLI Residential Properties..................                  2,200  $   50,600
Avalon Properties............................                  1,800      55,350
Bay Apartment Communities....................                  2,600     103,838
Equity Residential...........................                  1,000      50,000
Evans Withycombe Residential.................                  6,900     171,637
Gables Residential...........................                  1,900      51,656
Irvine Apartment Community...................                  3,300     102,506
Merry Land & Investment......................                  4,600     107,812
Post Properties Inc..........................                  2,500      96,563
Security Capital Atlantic....................                  4,300      92,988
Security Capital Pacific.....................                  8,800     213,950
Charles E Smith Residential..................                  1,700      58,650
Summit Properties............................                  2,500      51,875
United Dominion..............................                  7,000     102,813
Wellsford Real Properties....................                  8,500     131,750
                                                                      ----------
                                                                       1,441,988
                                                                      ----------
DIVERSIFIED..................................       3.5%
Colonial Properties Trust....................                  3,400      97,538
MGI Properties...............................                  4,600     106,662
                                                                      ----------
                                                                         204,200
                                                                      ----------
HEALTH CARE..................................       4.5%
Health Care..................................                  2,000      51,125
Meditrust Corp...............................                  3,004     114,152
Nationwide Health Properties.................                  4,100      96,863
                                                                      ----------
                                                                         262,140
                                                                      ----------
HOTELS & LODGING.............................       9.2%
Host Marriott Corp...........................                  5,000     104,063
Jameson Inns Inc.............................                  8,000      92,500
Patriot American Hotel.......................                  4,000     125,000
RFS Hotel Investors Inc......................                  5,500     104,500
Starwood Lodging Trust.......................                  2,100     112,612
                                                                      ----------
                                                                         538,675
                                                                      ----------
OFFICE PROPERTIES............................      24.1%
Arden Realty Group...........................                  5,500     167,406
Cali Realty Corp.............................                  2,800     111,125
Carramerica Realty Corp......................                  3,400     102,425
Cornersone Properties........................                  6,000     115,875
Cousin Properties............................                  3,400     102,850
Crescent Real Estate Equity..................                  3,000     115,500

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          DIVERSIFIED REAL ESTATE FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                            PERCENTAGE OF NUMBER OF
                                             NET ASSETS    SHARES     VALUE
                                            ------------- ---------   -----
REAL ESTATE INVESTMENT TRUSTS -- CONTINUED
OFFICE PROPERTIES -- CONTINUED
Equity Office Properties...................                  4,000  $  129,750
Highwood Properties........................                  3,000     107,813
Prentiss Properties........................                  7,700     199,237
Reckson Association Realty Corp............                  9,800     260,312
                                                                    ----------
                                                                     1,412,293
                                                                    ----------
RETAIL.....................................      11.8%
CBL & Associates...........................                  3,900      93,844
Federal Realty Trust.......................                  3,800      95,712
IRT Properties.............................                  7,800      94,087
Rouse Co...................................                  3,300     103,950
Taubman Centers Inc........................                  7,800      96,525
Urban Shopping Centers.....................                  3,100     103,269
Western Investment Trust...................                  7,500     103,125
                                                                    ----------
                                                                       690,512
                                                                    ----------
WHAREHOUSE/INDUSTRIAL......................      15.4%
Centerpoint Properties.....................                  1,500      49,688
Duke Realty Investments....................                  2,400      55,200
Eastgroup Properties.......................                  4,900     105,350
First Industries Realty....................                  1,600      56,500
Liberty Property Trust.....................                  3,800     106,163
Meridan Industrial.........................                  2,200      51,150
Security Capital Industrial................                  2,200      55,411
Sovran Self Storage Inc....................                  3,400     103,700
Spieker Properties.........................                  5,300     215,313
Weeks Corp.................................                  3,100      99,200
                                                                    ----------
                                                                       897,675
                                                                    ----------
  TOTAL REAL ESTATE INVESTMENT TRUSTS
   (Cost $5,188,962).......................                          5,447,483
                                                                    ----------
WARRANTS...................................       0.1%
Security Capital Warrants..................                    871       4,682
                                                                    ----------
  TOTAL WARRANTS
   (Cost $0)...............................                              4,682
                                                                    ----------
INVESTMENT COMPANIES.......................       6.2%
Goldman Sachs Financial Square Prime
 Obligations Fund..........................                181,900     181,900
Temporary Investment Fund -- TempFund......                183,449     183,449
                                                                    ----------
  TOTAL INVESTMENT COMPANIES
   (Cost $365,349).........................                            365,349
                                                                    ----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         DIVERSIFIED REAL ESTATE FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                                PERCENTAGE OF
                                                 NET ASSETS           VALUE
                                                -------------         -----
TOTAL INVESTMENTS IN SECURITIES
 (Cost $5,554,311*)............................      99.5%          $5,817,514
OTHER ASSETS IN EXCESS OF LIABILITIES..........       0.5%              30,329
                                                    -----           ----------
NET ASSETS (equivalent to $10.58 per share
 based on 552,698 shares outstanding)..........     100.0%          $5,847,843
                                                    =====           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE
 ($5,847,843 / 552,698)........................                         $10.58
                                                                        ======

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

           Excess of value over tax cost........... $322,542
           Excess of tax cost over value........... $(59,339)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           LIMITED MATURITY BOND FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                     PERCENTAGE OF           PAR
                                      NET ASSETS   MATURITY (000)     VALUE
                                     ------------- -------- ------    -----
AGENCY OBLIGATIONS..................     27.1%
FEDERAL HOME LOAN BANK..............      2.5%
Debentures
 6.34%..............................               06/13/05 $1,000 $ 1,011,870
                                                                   -----------
FEDERAL HOME LOAN MORTGAGE CORP. ...      5.3%
Debentures
 7.01%..............................               07/11/07  1,000   1,021,590
Mortgage Backed Securities
 6.50% (Pool #E00201)...............               03/01/08    140     140,549
 6.50% (Pool #E67991)...............               10/01/12     25      24,878
 6.50% (Pool #E68311)...............               11/01/12    965     962,954
                                                                   -----------
                                                                     2,149,971
                                                                   -----------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION........................      6.7%
Debentures
 6.50%..............................               07/29/02  1,000     999,480
Medium Term Notes
 6.08%..............................               09/03/03    500     491,860
Mortgage Backed Securities
 6.00% (Pool #227994)...............               07/01/08    638     625,172
 7.50% (Pool #282608)...............               05/01/09    612     627,223
                                                                   -----------
                                                                     2,743,735
                                                                   -----------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION........................     12.6%
Mortgage Backed Securities
 8.00% (Pool #308751)...............               11/15/06    222     230,872
 8.00% (Pool #312726)...............               12/15/06     27      27,593
 8.00% (Pool #319511)...............               12/15/06     64      66,108
 6.50% (Pool #351994)...............               12/15/08    187     187,279
 6.50% (Pool #359462)...............               01/15/09    217     217,971
 6.00% (Pool #372668)...............               01/15/09    736     723,111
 8.00% (Pool #389481)...............               04/15/09    239     247,728
 8.00% (Pool #401484)...............               11/15/09    698     724,833
 6.00% (Pool #410492)...............               01/15/11    152     149,021
 6.00% (Pool #410497)...............               02/15/11    647     636,100
 6.50% (Pool #398485)...............               03/15/11    154     154,582
 6.50% (Pool #417313)...............               03/15/11  1,423   1,426,378
 6.50% (Pool #421869)...............               04/15/11     88      87,981
 6.50% (Pool #442244)...............               01/15/12     77      77,308
 6.50% (Pool #442139)...............               03/12/12    200     200,160
                                                                   -----------
                                                                     5,157,025
                                                                   -----------
   TOTAL AGENCY OBLIGATIONS
    (Cost $10,985,596)..............                                11,062,601
                                                                   -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           LIMITED MATURITY BOND FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                       PERCENTAGE OF           PAR
                                        NET ASSETS   MATURITY (000)    VALUE
                                       ------------- -------- ------   -----
CORPORATE BONDS......................      20.2%
BEVERAGES............................       0.5%
Coca-Cola Co., Inc.
 7.875% (Aa3, AA-)...................                09/15/98 $  200 $  202,720
                                                                     ----------
CHEMICALS............................       0.6%
E.I. duPont de Nemours & Co.
 6.00% (Aa3, AA-)....................                12/01/01    250    248,750
                                                                     ----------
FINANCE..............................       5.6%
CIT Group Holdings
 6.375% (Aa3, A+)....................                08/01/02    500    499,375
 6.375% (Aa3, A+)....................                11/15/02    500    499,375
Norwest Financial, Inc.
 6.125% (Aa3, AA-)...................                08/01/03    300    297,000
 6.375% (Aa3, AA-)...................                11/15/03  1,000  1,005,000
                                                                     ----------
                                                                      2,300,750
                                                                     ----------
PHARMACEUTICALS......................       1.2%
SmithKline Beacham, PLC, Medium Term
 Notes
 6.625% (Aa3, AA-)...................                10/01/01    500    506,875
                                                                     ----------
RETAIL MERCHANDISING.................       2.5%
Sears Roebuck Acceptance Corp.
 7.00% (Aa2, A-).....................                06/15/07  1,000  1,036,250
                                                                     ----------
UTILITIES -- ELECTRIC................       2.5%
Wisconsin Electric Power Co.
 6.625% (Aa3, AA)....................                11/15/06  1,000  1,018,750
                                                                     ----------
UTILITIES -- GAS.....................       2.4%
Consolidated Natural Gas Co.
 5.75% (A1, AA-).....................                08/01/03    475    463,125
Northern Illinois Gas Co.
 5.875% (Aa1, AA)....................                05/01/00    500    494,375
                                                                     ----------
                                                                        957,500
                                                                     ----------
UTILITIES -- TELEPHONE...............       4.9%
Ameritech Capital Funding
 6.125% (Aa3, AA+)...................                10/15/01    500    499,375
New England Telephone & Telegraph Co.
 5.05% (Aa2, AA-)....................                10/01/98    500    498,125
Southwestern Bell Tel
 6.375% (Aa3, AA)....................                11/15/07  1,000    993,500
                                                                     ----------
                                                                      1,991,000
                                                                     ----------
TOTAL CORPORATE BONDS
 (Cost $8,218,390)...................                                 8,262,595
                                                                     ----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           LIMITED MATURITY BOND FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                         PERCENTAGE OF           PAR
                                          NET ASSETS   MATURITY (000)    VALUE
                                         ------------- -------- ------   -----
ASSET BACKED SECURITIES.................      4.6%
FINANCE.................................      4.6%
Banc One Auto Grantor Trust
 6.27% (Aaa, AAA).......................               11/20/03 $  850 $  852,787
Ford Credit Auto Owner Trust
 6.75% (Aaa, AAA).......................               09/15/00  1,000  1,015,940
                                                                       ----------
    TOTAL ASSET BACKED SECURITIES
     (Cost $1,858,639)..................                                1,868,727
                                                                       ----------
U.S. TREASURY OBLIGATIONS...............     33.2%
U.S. TREASURY NOTES
 5.875%.................................               04/30/98    500    500,755
 7.125%.................................               10/15/98  1,000  1,011,930
 5.50%..................................               11/15/98  1,800  1,796,310
 5.125%.................................               12/31/98  1,000    994,090
 5.50%..................................               02/28/99  1,000    997,170
 7.00%..................................               04/15/99  1,000  1,016,290
 6.50%..................................               04/30/99  1,000  1,010,240
 6.875%.................................               07/31/99  1,000  1,017,200
 5.50%..................................               12/31/00    600    594,618
 6.25%..................................               04/30/01  1,000  1,013,060
 6.125%.................................               12/31/01  1,000  1,009,800
 6.25%..................................               02/15/03    100    101,761
 7.25%..................................               05/15/04  1,500  1,610,655
 7.25%..................................               08/15/04    300    322,809
 7.875%.................................               11/15/04    500    556,550
                                                                       ----------
   TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $13,307,323)..................                               13,553,238
                                                                       ----------
COMMERCIAL PAPER........................      4.8%
CHEMICALS...............................      2.4%
E.I. duPont de Nemours & Co.
 5.60%..................................               01/15/98  1,000    993,000
                                                                       ----------
FINANCE.................................      2.4%
General Electric Capital Corp.
 5.71%..................................               01/14/98  1,000    993,021
                                                                       ----------
   TOTAL COMMERCIAL PAPER
    (Cost $1,986,021)...................                                1,986,021
                                                                       ----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          LIMITED MATURITY BOND FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                      PERCENTAGE OF             PAR
                                       NET ASSETS   MATURITY   (000)      VALUE
                                      ------------- -------- --------- -----------
REPURCHASE AGREEMENTS...............        7.3%
MORGAN STANLEY & CO., INC.
(Agreement dated 11/28/97 to be
 repurchased at $1,000,471
 collateralized by $770,000 (Value
 $1,020,958) U.S. Treasury Notes,
 11.625%, due 11/15/04)
 5.65%..............................                12/01/97    $1,000 $ 1,000,000
REPUBLIC NATIONAL BANK NEW YORK
(Agreement dated 11/28/97 to be
 repurchased at $1,978,933
 collateralized by $2,070,000 (Value
 $2,028,600) U.S. Treasury Bills,
 due 5/14/98)
 5.66%..............................                12/01/97     1,978   1,978,000
                                                                       -----------
   TOTAL REPURCHASE AGREEMENTS
    (Cost $2,978,000)...............                                     2,978,000
                                                                       -----------
                                                             NUMBER OF
                                                              SHARES
                                                             ---------
INVESTMENT COMPANY..................        2.4%
Goldman Sachs Financial Square Prime
 Obligations Fund...................                         1,000,000   1,000,000
                                                                       -----------
   TOTAL INVESTMENT COMPANY
    (Cost $1,000,000)...............                                     1,000,000
                                                                       -----------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $40,333,969*)................       99.6%                        40,711,182
OTHER ASSETS IN EXCESS OF
 LIABILITIES........................        0.4%                           164,137
                                          -----                        -----------
NET ASSETS (equivalent to $10.47 per
 share based on 3,904,748 shares
 outstanding).......................      100.0%                       $40,875,319
                                          =====                        ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($40,875,319 / 3,904,748)..........                                        $10.47
                                                                            ======

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

           Excess of value over tax cost........... $476,357
           Excess of tax cost over value........... $(99,144)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         MARYLAND TAX-EXEMPT BOND FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                        PERCENTAGE OF           PAR
                                         NET ASSETS   MATURITY (000)   VALUE
                                        ------------- -------- -----   -----
MARYLAND..............................      97.2%
Anne Arundel County, GO, Consolidated
 General Improvement
  5.30% (Aa1, AA+)....................                07/15/12 $400  $  405,000
Baltimore City, RB, (Waste Water
 Project), INS: FGIC
  5.50% (Aaa, AAA)....................                07/01/26  300     306,375
Baltimore County, GO, Refunding,
 Consolidated Public Improvement
  5.20% (Aaa, AAA)....................                04/01/09  400     409,500
Harford County, GO, Public
 Improvement, UT
  5.60% (Aa2, AA-)....................                09/01/06  325     344,094
Howard County, GO, Consolidated Public
 Improvement
  7.00% (Aaa, AAA)....................                05/15/08  200     213,500
  5.25% (Aaa, AA+)....................                08/15/09  400     414,500
  5.25% (Aaa, AA+)....................                08/15/12  250     255,938
Maryland National Capital Park &
 Planning Commission,
 Prince George's County, GO
  5.15% (Aa2, AA).....................                07/01/11  300     303,000
Maryland State & Local Facilities, GO
  5.40% (Aaa, AAA)....................                05/15/00  100     103,125
  5.00% (Aaa, AAA)....................                08/01/05  445     461,131
  5.00% (Aaa, AAA)....................                08/01/12  500     506,250
Maryland State Health & Higher
 Educational Facilities Authority, RB,
 Francis Scott Key Medical Center,
 INS: FGIC
  5.00% (Aaa, AAA)....................                07/01/23  400     383,500
Maryland State Health & Higher
 Educational Facilities Authority, RB,
 Johns Hopkins Hospital
  5.00% (Aa3, AA-)....................                07/01/23  300     292,875
Maryland State Health & Higher
 Educational Facilities Authority, RB,
 Loyola College, INS: MBIA
  5.375% (Aaa, AAA)...................                10/01/26  500     507,500
Maryland State Health & Higher
 Educational Facilities Authority, RB,
 University of Maryland Medical
 System, INS: FGIC
  5.40% (Aaa, AAA)....................                07/01/07  300     313,875
Maryland State Stadium Authority, RB,
 (Ocean City Convention Center)
  5.375% (Aa, AA).....................                12/15/15  400     403,000
Maryland State Transportation
 Authority, RB
  5.75% (A1, A+)......................                07/01/15  150     152,438
Maryland Water Quality Financing
 Administration, RB,
 Revolving Loan Fund
  5.50% (Aa2, AA).....................                09/01/11  200     206,250
  5.40% (Aa, AA)......................                09/01/12  300     304,875
Montgomery County Revenue Authority,
 RB, Olney Indoor Swim Project
  5.25% (NA, AA-).....................                10/01/12  250     255,312

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         MARYLAND TAX-EXEMPT BOND FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                    PERCENTAGE OF             PAR
                                     NET ASSETS   MATURITY   (000)     VALUE
                                    ------------- --------   -----     -----
MARYLAND -- CONTINUED
Montgomery County, RB, Housing
 Opportunity Community Housing
 Multi-Family (Avalon Knoll)
  5.70% (NA, AAA).................                07/01/10    $150   $  158,062
Prince George's County, GO,
 Consolidated Public Improvement,
 INS: MBIA
  5.25% (Aaa, AAA)................                03/15/15     400      405,000
Saint Marys County, GO,
 Consolidated Public Improvement,
 INS: MBIA
  4.60% (Aaa, AAA)................                09/01/04     500      505,000
University of Maryland System
 Auxiliary Facilities & Tuition RB
  5.125% (Aa3, AA+)...............                04/01/13     400      407,500
Washington County, GO, Refunding,
 Consolidated Public Improvement
 UT, INS: FGIC
  5.25% (Aaa, AAA)................                01/01/06     200      208,500
Washington Suburban Sanitation
 District, GO, General
 Construction
  5.25% (Aa1, AA).................                06/01/16     250      257,188
  3.90% (Aa1, AA).................                06/01/99     100      100,125
Washington Suburban Sanitation
 District, GO, Water Supply
  5.10% (Aa1, AA).................                06/01/16     300      296,250
                                                                     ----------
   TOTAL MUNICIPAL BONDS
    (Cost $8,615,440).............                                    8,879,663
                                                                     ----------
                                                            NUMBER
                                                           OF SHARES
                                                           ---------
INVESTMENT COMPANIES..............        1.7%
Goldman Sachs Financial Square
 Tax-Free Money Market Fund.......                          98,442       98,442
Municipal Fund for Temporary
 Investments -- MuniFund..........                          59,826       59,826
                                                                     ----------
   TOTAL INVESTMENT COMPANIES
    (Cost $158,268)...............                                      158,268
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $8,773,708*)...............       98.9%                        9,037,931
OTHER ASSETS IN EXCESS OF
 LIABILITIES......................        1.1%                          103,151
                                        -----                        ----------
NET ASSETS (equivalent to $10.68
 per share based on 855,793 shares
 outstanding).....................      100.0%                       $9,141,082
                                        =====                        ==========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($9,141,082 / 855,793)...........                                       $10.68
                                                                     ==========

--------
* Aggregate Cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

           Excess of value over tax cost........... $266,903
           Excess of tax cost over value........... $ (2,680)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            INVESTMENT ABBREVIATIONS

             ADR   American Depository Receipt
             BAN   Bond Anticipation Notes
             COP   Certificates of Participation
             ETM   Escrowed to Maturity in U.S. Government Obligations
             FGIC  Financial Guaranty Insurance Co.
             FRN   Floating Rate Notes
             GO    General Obligation
             GDR   Global Depository Receipt
             GTD   Guaranteed
             IDA   Industrial Development Authority
             INS   Insured
             LA    Liquidity Agreement
             LIC   Line of Credit
             LOC   Letter of Credit
             MB    Municipal Bonds
             MBIA  Municipal Bond Investor Association
             MPB   Municipal Put Bonds
             PCR   Pollution Control Revenue
             PCRB  Pollution Control Revenue Bonds
             RAN   Revenue Anticipation Notes
             RB    Revenue Bonds
             SPA   Standby Purchase Agreement
             TAN   Tax Anticipation Notes
             TECP  Tax-Exempt Commercial Paper
             TRAN  Tax and Revenue Anticipation Notes
             UT    Unlimited Tax
             VRDN  Variable Rate Demand Notes

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
                                  (UNAUDITED)

                             PRIME       GOVERNMENT   TAX-EXEMPT   TAX-EXEMPT
                          MONEY MARKET  MONEY MARKET MONEY MARKET MONEY MARKET
                              FUND          FUND         FUND     FUND (TRUST)
                          ------------  ------------ ------------ ------------
INVESTMENT INCOME:
 Interest................ $10,897,845    $9,087,369   $1,559,089    $990,985
                          -----------    ----------   ----------    --------
EXPENSES:
 Investment advisory
  fees...................     484,637       409,327      106,238          --
 Administration fees.....     242,318       204,664       53,119      33,829
 Accounting agent fees...      58,156        49,119       16,998      10,825
 Custodian fees..........      17,997        19,233        8,162       6,532
 Directors' fees.........       8,383         7,079        1,837       1,170
 Transfer agent fees.....      12,518        11,013        9,910       9,275
 Legal...................      33,532        28,314        7,349       4,678
 Audit...................      21,796        18,404        4,777       3,041
 Other...................      27,827        19,509        7,048       5,478
                          -----------    ----------   ----------    --------
                              907,164       766,662      215,438      74,828
 Fees waived by
  Investment Adviser.....     (19,385)      (32,746)      (8,499)         --
 Fees waived by
  Administrator..........     (73,589)      (46,246)     (24,210)    (15,290)
                          -----------    ----------   ----------    --------
   TOTAL EXPENSES........     814,190       687,670      182,729      59,538
                          -----------    ----------   ----------    --------
NET INVESTMENT INCOME....  10,083,655     8,399,699    1,376,360     931,447
                          -----------    ----------   ----------    --------
REALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on investments sold....     (29,550)           58       (1,234)       (669)
                          -----------    ----------   ----------    --------
 Net gain (loss) on
  investments............     (29,550)           58       (1,234)       (669)
                          -----------    ----------   ----------    --------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS......... $10,054,105    $8,399,757   $1,375,126    $930,778
                          ===========    ==========   ==========    ========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
                                  (UNAUDITED)

                            GROWTH                     DIVERSIFIED  LIMITED     MARYLAND
                           & INCOME    INTERNATIONAL   REAL ESTATE  MATURITY   TAX-EXEMPT
                             FUND       EQUITY FUND       FUND     BOND FUND   BOND FUND
                           --------    -------------   ----------- ---------   ----------
INVESTMENT INCOME:
 Interest...............  $   119,883   $    54,945     $  9,511   $1,304,505   $227,236
 Dividends..............    1,291,192       733,144(1)    91,583           --         --
                          -----------   -----------     --------   ----------   --------
   TOTAL INVESTMENT
    INCOME..............    1,411,075       788,089      101,094    1,304,505    227,236
                          -----------   -----------     --------   ----------   --------
EXPENSES:
 Investment advisory
  fees..................      498,506       338,872       14,858       73,256     22,026
 Administration fees....      103,855        52,949        2,322       26,163      5,507
 Accounting agent fees..       34,981        21,179          743       10,205      2,203
 Custodian fees.........        7,935        31,671        1,355        8,151      2,466
 Directors' fees........        3,592         1,831           80          905        191
 Transfer agent fees....       17,653        12,467        7,304       13,690      9,881
 Legal..................       14,369         7,325          322        3,621        762
 Audit..................       10,092         4,761          209        3,106        495
 Registration fees......        2,982           952        4,017        3,478        782
 Amortization of
  organizational costs..          --          2,436       33,942          --         --
 Pricing service fees...        1,053         3,676          773        3,744      1,942
 Other..................       16,180         5,346          354        7,794        551
                          -----------   -----------     --------   ----------   --------
                              711,198       483,465       66,279      154,113     46,806
 Fees waived by
  Investment Advisers...     (119,399)      (26,471)     (14,858)     (32,700)   (20,176)
 Fees reimbursed by
  Investment Adviser....           --            --      (30,526)          --         --
 Fees waived by
  Administrator.........         (891)      (20,696)      (2,322)     (16,151)    (5,045)
                          -----------   -----------     --------   ----------   --------
   TOTAL EXPENSES.......      590,908       436,298       18,573      105,262     21,585
                          -----------   -----------     --------   ----------   --------
NET INVESTMENT INCOME...      820,167       351,791       82,521    1,199,243    205,651
                          -----------   -----------     --------   ----------   --------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN
 CURRENCY:
 Net realized gain
  (loss) from:
  Investments...........    5,934,092     1,777,628          183      218,841    115,899
  Foreign currency
   transactions.........           --      (134,527)          --           --         --
                          -----------   -----------     --------   ----------   --------
                            5,934,092     1,643,101          183      218,841    115,899
                          -----------   -----------     --------   ----------   --------
 Net unrealized
  appreciation
  (depreciation):
  Investments...........   15,117,894    (5,257,402)     263,203      434,687    121,093
  Translation of assets
   and liabilities in
   foreign currencies...           --       595,744           --           --         --
                          -----------   -----------     --------   ----------   --------
                           15,117,894    (4,661,658)     263,203      434,687    121,093
                          -----------   -----------     --------   ----------   --------
 Net gain (loss) on
  investments and
  foreign currency
  transactions..........   21,051,986    (3,018,557)     263,386      653,528    236,992
                          -----------   -----------     --------   ----------   --------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $21,872,153   $(2,666,766)    $345,907   $1,852,771   $442,643
                          ===========   ===========     ========   ==========   ========

--------
(1)Net of withholding taxes of $104,289

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                PRIME          PRIME         GOVERNMENT      GOVERNMENT
                            MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                            FUND FOR THE    FUND FOR THE    FUND FOR THE    FUND FOR THE
                          SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                          NOVEMBER 30, 1997 MAY 31, 1997  NOVEMBER 30, 1997 MAY 31, 1997
                          ----------------- ------------  ----------------- ------------
                             (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $ 10,083,655    $ 17,826,289    $  8,399,699    $ 15,020,710
 Net gain (loss) on
  investments...........         (29,550)          3,006              58          23,604
                            ------------    ------------    ------------    ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      10,054,105      17,829,295       8,399,757      15,044,314
                            ------------    ------------    ------------    ------------
Distributions to
 shareholders from net
 investment income
 ($.03, $.05, $.03, and
  $.05 per share,
 respectively)..........     (10,083,655)    (17,826,289)     (8,399,699)    (15,020,710)
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........      22,542,540      41,971,787     (24,032,977)     76,060,330
                            ------------    ------------    ------------    ------------
TOTAL INCREASE
 (DECREASE)
 IN NET ASSETS..........      22,512,990      41,974,793     (24,032,919)     76,083,934
NET ASSETS:
 Beginning of period....     368,852,940     326,878,147     340,809,023     264,725,089
                            ------------    ------------    ------------    ------------
 End of period..........    $391,365,930    $368,852,940    $316,776,104    $340,809,023
                            ============    ============    ============    ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            STATEMENTS OF OPERATIONS

                                                             TAX-EXEMPT      TAX-EXEMPT
                             TAX-EXEMPT      TAX-EXEMPT     MONEY MARKET    MONEY MARKET
                            MONEY MARKET    MONEY MARKET    FUND (TRUST)    FUND (TRUST)
                            FUND FOR THE    FUND FOR THE    FOR THE  SIX      FOR THE
                          SIX MONTHS ENDED   YEAR ENDED     MONTHS ENDED     YEAR ENDED
                          NOVEMBER 30, 1997 MAY 31, 1997  NOVEMBER 30, 1997 MAY 31, 1997
                          ----------------- ------------  ----------------- ------------
                             (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..     $ 1,376,360    $ 1,900,151      $   931,447    $ 1,601,640
 Net gain (loss) on
  investments...........          (1,234)           --              (669)          (478)
                             -----------    -----------      -----------    -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............       1,375,126      1,900,151          930,778      1,601,162
                             -----------    -----------      -----------    -----------
Distributions to
 shareholders from:
 Net investment income
  ($.02, $.03, $.02, and
  $.03 per share,
  respectively).........      (1,376,360)    (1,900,151)        (931,447)    (1,601,640)
 Net realized capital
  gains.................             --             --               --          (1,823)
                             -----------    -----------      -----------    -----------
   Total distributions
    to shareholders.....      (1,376,360)    (1,900,151)        (931,447)    (1,603,463)
                             -----------    -----------      -----------    -----------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........       3,637,308     29,355,131        1,459,958      3,004,770
                             -----------    -----------      -----------    -----------
TOTAL INCREASE
 (DECREASE)
 IN NET ASSETS..........       3,636,074     29,355,131        1,459,289      3,002,469
NET ASSETS:
 Beginning of period....      79,491,893     50,136,762       49,543,750     46,541,281
                             -----------    -----------      -----------    -----------
 End of period..........     $83,127,967    $79,491,893      $51,003,039    $49,543,750
                             ===========    ===========      ===========    ===========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  DIVERSIFIED
                                                                                  REAL ESTATE
                            GROWTH &      GROWTH &    INTERNATIONAL INTERNATIONAL FUND FOR THE
                          INCOME FUND   INCOME FUND    EQUITY FUND   EQUITY FUND  PERIOD FROM
                          FOR THE SIX     FOR THE      FOR THE SIX     FOR THE     AUGUST 1,
                          MONTHS ENDED   YEAR ENDED   MONTHS ENDED   YEAR ENDED    1997(1) TO
                          NOVEMBER 30,    MAY 31,     NOVEMBER 30,     MAY 31,    NOVEMBER 30,
                              1997          1997          1997          1997          1997
                          ------------  -----------   ------------- ------------- ------------
                          (UNAUDITED)                  (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..  $    820,167  $  1,816,841   $   351,791   $   744,079   $   82,521
 Net realized gain
  (loss) on investments
  and foreign currency..     5,934,092     4,813,430     1,643,101       854,034          183
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments and
  translation of assets
  and liabilities in
  foreign currency......    15,117,894    27,165,348    (4,661,658)    5,809,776      263,203
                          ------------  ------------   -----------   -----------   ----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............    21,872,153    33,795,619    (2,666,766)    7,407,889      345,907
                          ------------  ------------   -----------   -----------   ----------
Distributions to
 shareholders from:
 Net investment income
  Institutional Class
   ($.12, $.25, $.02,
   $.24, and $.06 per
   share,
   respectively)........      (946,907)   (1,864,057)     (125,964)   (1,565,408)     (32,673)
  AFBA Five Star Class
   ($.03 and $.21 per
   share,
   respectively)........        (3,042)      (14,126)
 Net realized capital
  gains
  Institutional Class
   ($.00, $.50, $.00,
   $.24 and $.00 per
   share,
   respectively)........            --    (3,679,018)           --    (1,379,819)          --
  AFBA Five Star Class
   ($.00 and $.50 per
   share,
   respectively)........            --       (43,603)
                          ------------  ------------   -----------   -----------   ----------
   Total distributions
    to shareholders.....      (949,949)   (5,600,804)     (125,964)   (2,945,227)     (32,673)
                          ------------  ------------   -----------   -----------   ----------
Capital Share
 Transactions:
 Proceeds of shares sold
  Institutional Class...    21,620,840    25,654,867     4,037,397    11,703,559    5,752,813
  AFBA Five Star Class..        41,862     1,121,207
 Proceeds of shares
  issued due to the
  exchange of AFBA Five
  Star shares for
  Institutional shares..       516,427
 Cost of shares redeemed
  Institutional Class...   (19,055,965)  (21,862,834)   (6,661,490)   (9,029,741)    (218,204)
  AFBA Five Star Class..    (1,537,343)      (43,474)
 Cost of shares redeemed
  due to exchange of
  AFBA Five Star shares
  for Institutional
  shares................      (516,427)
 Value of shares issued
  in reinvestment of
  dividends
  Institutional Class...       554,513     3,559,863        20,429       500,517           --
  AFBA Five Star Class..         2,953        57,462
                          ------------  ------------   -----------   -----------   ----------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........     1,626,860     8,487,091    (2,603,664)    3,174,335    5,534,609
                          ------------  ------------   -----------   -----------   ----------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................    22,549,064    36,681,906    (5,396,394)    7,636,997    5,847,843
NET ASSETS:
 Beginning of period....   144,245,194   107,563,288    83,313,343    75,676,346            0
                          ------------  ------------   -----------   -----------   ----------
 End of period..........  $166,794,258  $144,245,194   $77,916,949   $83,313,343   $5,847,843
                          ============  ============   ===========   ===========   ==========

--------
(1)Commencement of Operations

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                               LIMITED        LIMITED         MARYLAND        MARYLAND
                              MATURITY        MATURITY       TAX-EXEMPT      TAX-EXEMPT
                              BOND FUND      BOND FUND        BOND FUND      BOND FUND
                             FOR THE SIX      FOR THE        FOR THE SIX      FOR THE
                            MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                          NOVEMBER 30, 1997 MAY 31, 1997  NOVEMBER 30, 1997 MAY 31, 1997
                          ----------------- ------------  ----------------- ------------
                             (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE)
 IN NET ASSETS:
Operations:
 Net investment income..     $ 1,199,243    $  2,527,479     $  205,651     $   433,750
 Net realized gain
  (loss) on
  investments...........         218,841          93,259        115,899          66,313
 Net unrealized gain
  (loss) on
  investments...........         434,687         418,032        121,093          89,553
                             -----------    ------------     ----------     -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............       1,852,771       3,038,770        442,643         589,616
                             -----------    ------------     ----------     -----------
Distributions to
 shareholders from:
 Net investment income
  Institutional Class
   ($.25, $.59, $.25,
   and $.50 per share,
   respectively)........      (1,191,748)     (2,489,799)      (205,651)       (433,750)
  AFBA Five Star Class
   ($.10 and $.55
   per share,
   respectively)........          (7,495)        (37,680)
                             -----------    ------------     ----------     -----------
   Total distributions
    to shareholders.....      (1,199,243)     (2,527,479)      (205,651)       (433,750)
                             -----------    ------------     ----------     -----------
Capital Share
 Transactions:
 Proceeds of shares sold
  Institutional Class...       4,592,010       8,581,841        975,115         946,151
  AFBA Five Star Class..           5,925         469,598
 Proceeds of shares
  issued due to exchange
  of AFBA Five Star
  shares for
  Institutional shares..          90,250
 Cost of shares redeemed
  Institutional Class...      (8,118,357)    (11,437,189)      (420,835)     (3,115,604)
  AFBA Five Star Class..        (772,799)        (13,985)
 Cost of shares redeemed
  due to exchange of
  AFBA Five Star shares
  for Institutional
  shares................         (90,250)
 Value of shares issued
  in reinvestment of
  dividends
  Institutional Class...         656,128       1,258,860         52,001         125,579
  AFBA Five Star Class..          10,229          30,173
                             -----------    ------------     ----------     -----------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........      (3,626,864)     (1,110,702)       606,281      (2,043,874)
                             -----------    ------------     ----------     -----------
TOTAL INCREASE
 (DECREASE)
 IN NET ASSETS..........      (2,973,336)       (599,411)       843,273      (1,888,008)
NET ASSETS:
 Beginning of period....      43,848,655      44,448,066      8,297,809      10,185,817
                             -----------    ------------     ----------     -----------
 End of period..........     $40,875,319    $ 43,848,655     $9,141,082     $ 8,297,809
                             ===========    ============     ==========     ===========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                       PRIME MONEY MARKET FUND
                          ----------------------------------------------------------------------------------
                             FOR THE SIX                          FOR THE YEARS ENDED
                            MONTHS ENDED    ----------------------------------------------------------------
                          NOVEMBER 30, 1997 MAY 31, 1997 MAY 31, 1996 MAY 31, 1995 MAY 31, 1994 MAY 31, 1993
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (UNAUDITED)
Net Asset Value,
 Beginning of Period....      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              --------        --------     --------     --------     --------     --------
Income From
 Investment Operations:
 Net Investment Income..        0.0261          0.0498       0.0532       0.0491       0.0296       0.0297
                              --------        --------     --------     --------     --------     --------
   Total From
    Investment
    Operations..........        0.0261          0.0498       0.0532       0.0491       0.0296       0.0297
                              --------        --------     --------     --------     --------     --------
Less Distributions:
 Dividends to
  Shareholders from
  Net Investment
   Income...............       (0.0261)        (0.0498)     (0.0532)     (0.0491)     (0.0296)     (0.0297)
                              --------        --------     --------     --------     --------     --------
   Total Distributions..       (0.0261)        (0.0498)     (0.0532)     (0.0491)     (0.0296)     (0.0297)
                              --------        --------     --------     --------     --------     --------
Net Asset Value,
 End of Period..........      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              ========        ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------
Total Return............          2.64%           5.10%        5.45%        5.02%        3.00%        3.01%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets,
  End of Period (000)...      $391,366        $368,853     $326,878     $382,059     $346,694     $432,415
 Ratio of Expenses to
  Average Net Assets
   After Expense
    Waiver..............          0.42%(1)        0.43%        0.43%        0.43%        0.38%        0.37%
   Before Expense
    Waiver..............          0.47%(1)        0.48%        0.48%        0.48%        0.47%        0.43%
 Ratio of Net Income to
  Average Net Assets....          5.21%(1)        4.98%        5.33%        4.92%        2.95%        2.96%

--------
(1) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     GOVERNMENT MONEY MARKET FUND
                          ----------------------------------------------------------------------------------
                             FOR THE SIX                          FOR THE YEARS ENDED
                            MONTHS ENDED    ----------------------------------------------------------------
                          NOVEMBER 30, 1997 MAY 31, 1997 MAY 31, 1996 MAY 31, 1995 MAY 31, 1994 MAY 31, 1993
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (UNAUDITED)
Net Asset Value,
 Beginning of Period....      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              --------        --------     --------     --------     --------     --------
Income From
 Investment Operations:
 Net Investment Income..        0.0257          0.0495       0.0526       0.0485       0.0294       0.0293
                              --------        --------     --------     --------     --------     --------
   Total From
    Investment
    Operations..........        0.0257          0.0495       0.0526       0.0485       0.0294       0.0293
                              --------        --------     --------     --------     --------     --------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....       (0.0257)        (0.0495)     (0.0526)     (0.0485)     (0.0294)     (0.0293)
                              --------        --------     --------     --------     --------     --------
   Total Distributions..       (0.0257)        (0.0495)     (0.0526)     (0.0485)     (0.0294)     (0.0293)
                              --------        --------     --------     --------     --------     --------
Net Asset Value,
 End of Period..........      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              ========        ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------
Total Return............          2.60%           5.06%        5.39%        4.95%        2.98%        2.97%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets,
  End of Period (000)...      $316,776        $340,809     $264,725     $263,752     $273,790     $255,637
 Ratio of Expenses to
  Average Net Assets
   After Expense
    Waiver..............          0.42%(1)        0.43%        0.43%        0.43%        0.38%        0.37%
   Before Expense
    Waiver..............          0.47%(1)        0.49%        0.48%        0.48%        0.47%        0.44%
 Ratio of Net Income to
  Average Net Assets....          5.15%(1)        4.95%        5.27%        4.85%        2.94%        2.93%

--------
(1) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     TAX-EXEMPT MONEY MARKET FUND
                          ----------------------------------------------------------------------------------
                             FOR THE SIX                          FOR THE YEARS ENDED
                            MONTHS ENDED    ----------------------------------------------------------------
                          NOVEMBER 30, 1997 MAY 31, 1997 MAY 31, 1996 MAY 31, 1995 MAY 31, 1994 MAY 31, 1993
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (UNAUDITED)
Net Asset Value,
 Beginning of Period....      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              --------        --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..        0.0162          0.0304       0.0321       0.0303       0.0202       0.0217
 Net Realized Gain
  on Investments........           --              --           --           --        0.0004          --
                              --------        --------     --------     --------     --------     --------
   Total From
    Investment
    Operations..........        0.0162          0.0304       0.0321       0.0303       0.0206       0.0217
                              --------        --------     --------     --------     --------     --------
Less Distributions:
 Dividends to
  Shareholders from
  Net Investment
  Income................       (0.0162)        (0.0304)     (0.0321)     (0.0303)     (0.0202)     (0.0217)
 Distributions to
  Shareholders from Net
  Capital Gains.........           --              --           --           --       (0.0004)         --
                              --------        --------     --------     --------     --------     --------
   Total Distributions..       (0.0162)        (0.0304)     (0.0321)     (0.0303)     (0.0206)     (0.0217)
                              --------        --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              ========        ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------
Total Return............          1.64%           3.09%        3.26%        3.08%        2.08%        2.19%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets,
  End of Period (000)...      $ 83,128        $ 79,492     $ 50,137     $ 69,100     $ 82,222     $ 81,838
 Ratio of Expenses to
  Average Net Assets
   After Expense
    Waiver..............          0.43%(1)        0.43%        0.43%        0.43%        0.38%        0.37%
   Before Expense
    Waiver..............          0.51%(1)        0.53%        0.51%        0.52%        0.50%        0.44%
 Ratio of Net Income to
  Average Net Assets....          3.24%(1)        3.05%        3.22%        3.01%        2.02%        2.16%

--------
(1) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                 TAX-EXEMPT MONEY MARKET FUND (TRUST)
                          ----------------------------------------------------------------------------------
                             FOR THE SIX                          FOR THE YEARS ENDED
                            MONTHS ENDED    ----------------------------------------------------------------
                          NOVEMBER 30, 1997 MAY 31, 1997 MAY 31, 1996 MAY 31, 1995 MAY 31, 1994 MAY 31, 1993
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (UNAUDITED)
Net Asset Value,
 Beginning of Period....      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              --------        --------     --------     --------     --------     --------
Income From
 Investment Operations:
 Net Investment Income..        0.0173          0.0325       0.0340       0.0320       0.0219       0.0238
 Net Realized Gain on
  Investments...........            --              --           --           --       0.0003           --
                              --------        --------     --------     --------     --------     --------
   Total From
    Investment
    Operations..........        0.0173          0.0325       0.0340       0.0320       0.0222       0.0238
                              --------        --------     --------     --------     --------     --------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....       (0.0173)        (0.0325)     (0.0340)     (0.0320)     (0.0219)     (0.0238)
 Distributions to
  Shareholders from Net
  Capital Gains.........            --              --           --           --      (0.0003)          --
                              --------        --------     --------     --------     --------     --------
  Total Distributions...       (0.0173)        (0.0325)     (0.0340)     (0.0320)     (0.0222)     (0.0238)
                              --------        --------     --------     --------     --------     --------
Net Asset Value,
 End of Period..........      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              --------        --------     --------     --------     --------     --------
------------------------------------------------------------------------------------------------------------
Total Return............          1.74%           3.30%        3.45%        3.25%        2.24%        2.40%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets,
  End of Period (000)...      $ 51,003        $ 49,544     $ 46,541     $ 55,043     $ 73,230     $ 55,975
 Ratio of Expenses to
  Average Net Assets
   After Expense
    Waiver..............          0.22%(1)        0.22%        0.22%        0.22%        0.20%        0.20%
   Before Expense
    Waiver..............          0.28%(1)        0.28%        0.27%        0.28%        0.26%        0.21%
 Ratio of Net Income to
  Average Net Assets....          3.44%(1)        3.24%        3.40%        3.14%        2.19%        2.38%

--------
(1) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                    GROWTH & INCOME FUND
                     ----------------------------------------------------------------------------------

                                                    INSTITUTIONAL SHARES
                     ----------------------------------------------------------------------------------

                        FOR THE SIX
                       MONTHS ENDED                          FOR THE YEARS ENDED
                     NOVEMBER 30, 1997 MAY 31, 1997 MAY 31, 1998 MAY 31, 1995 MAY 31, 1994 MAY 31, 1993
                     ----------------- ------------ ------------ ------------ ------------ ------------
                        (UNAUDITED)
Net Asset Value,
 Beginning of
 Period............      $  18.25        $  14.58     $  13.42     $ 12.14      $ 12.39      $ 11.36
                         --------        --------     --------     -------      -------      -------
Income From
 Investment
 Operations:
 Net Investment
  Income...........          0.10            0.74         0.33        0.35         0.29         0.29
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments......          2.51            3.68         1.89        1.55        (0.18)        1.13
                         --------        --------     --------     -------      -------      -------
   Total From
    Investment
    Operations.....          2.61            4.42         2.22        1.90         0.11         1.42
                         --------        --------     --------     -------      -------      -------
Less Distributions:
 Dividends to
  Shareholders from
  Net Investment
  Income...........         (0.12)          (0.25)       (0.35)      (0.34)       (0.28)       (0.30)
 Distributions to
  Shareholders from
  Net Capital
  Gains............          0.00           (0.50)       (0.71)      (0.28)       (0.08)       (0.09)
                         --------        --------     --------     -------      -------      -------
   Total
    Distributions..         (0.12)          (0.75)       (1.06)      (0.62)       (0.36)       (0.39)
                         --------        --------     --------     -------      -------      -------
Net Asset Value,
 End of Period.....      $  20.74        $  18.25     $  14.58     $ 13.42      $ 12.14      $ 12.39
                         ========        ========     ========     =======      =======      =======
-------------------------------------------------------------------------------------------------------
Total Return.......         14.30%          31.26%       17.24%      16.22%        0.87%       12.87%
-------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
 Net Assets, End of
  Period (000).....      $166,794        $142,452     $107,233     $91,277      $53,240      $46,754
 Ratio of Expenses
  to Average Net
  Assets
   After Expense
    Waiver.........          0.71%(2)        0.73%        0.73%       0.73%        0.68%        0.68%
   Before Expense
    Waiver.........          0.86%(2)        0.89%        0.89%       0.89%        0.87%        0.88%
 Ratio of Net
  Income to Average
  Net Assets.......          0.98%(2)        1.52%        2.38%       2.99%        2.41%        2.68%
Portfolio turnover
 rate..............         12.78%          27.10%       45.15%      33.26%       61.16%       11.99%
Average commission
 rate paid(3)......      $ 0.0600        $ 0.0625

                                GROWTH & INCOME FUND
                     -------------------------------------------
                                     AFBA FIVE
                                    STAR SHARES
                     -------------------------------------------
                     FOR THE PERIOD             FOR THE PERIOD
                      JUNE 1, 1997     FOR THE     DECEMBER 31,
                      TO AUGUST 6,    YEAR ENDED    1995(1) TO
                        1997(4)      MAY 31, 1997  MAY 31, 1996
                     --------------  ------------ --------------
                      (UNAUDITED)
Net Asset Value,
 Beginning of
 Period............     $ 18.22        $ 14.56        $13.61
                        -------        -------        ------
Income From
 Investment
 Operations:
 Net Investment
  Income...........        0.02           0.62          0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments......        1.92           3.75          0.91
                        -------        -------        ------
   Total From
    Investment
    Operations.....        1.94           4.37          1.05
                        -------        -------        ------
Less Distributions:
 Dividends to
  Shareholders from
  Net Investment
  Income...........       (0.03)         (0.21)        (0.10)
 Distributions to
  Shareholders from
  Net Capital
  Gains............        0.00          (0.50)         0.00
                        -------        -------        ------
   Total
    Distributions..       (0.03)         (0.71)        (0.10)
                        -------        -------        ------
Net Asset Value,
 End of Period.....     $ 20.13        $ 18.22        $14.56
                        =======        =======        ======
------------------------------------------------------------
Total Return.......       10.66%         30.92%         7.72%
------------------------------------------------------------
Ratios/Supplemental
 Data
 Net Assets, End of
  Period (000).....     $   516        $ 1,793        $  330
 Ratio of Expenses
  to Average Net
  Assets
   After Expense
    Waiver.........        0.98%(2)       0.98%         0.98%(2)
   Before Expense
    Waiver.........        1.14%(2)       1.15%         1.15%(2)
 Ratio of Net
  Income to Average
  Net Assets.......        0.61%(2)       1.74%         2.36%(2)
Portfolio turnover
 rate..............       12.78%         27.10%        45.15%
Average commission
 rate paid(3)......     $0.0600        $0.0625

----------
(1)Commencement of public offering.
(2)Annualized.
(3) Average commission rate paid on securities purchased and sold. Disclosure is required for fiscal years beginning on or after September 1, 1995.
(4) On June 6, 1997, the Fund terminated its offering of AFBA Five Star Shares to new investors and on August 8, 1997, AFBA Five Star Shares were ex-changed for Institutional Shares of the Fund.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                 INTERNATIONAL EQUITY FUND
                          ------------------------------------------------------------------------
                             FOR THE SIX                                           FOR THE PERIOD
                            MONTHS ENDED             FOR THE YEARS ENDED           JULY 2, 1993(1)
                          NOVEMBER 30, 1997 MAY 31, 1997 MAY 31, 1996 MAY 31, 1995 TO MAY 31, 1994
                          ----------------- ------------ ------------ ------------ ---------------
                             (UNAUDITED)
Net Asset Value,
 Beginning of Period....       $ 13.18        $ 12.47      $ 11.60      $ 11.81        $ 10.00
                               -------        -------      -------      -------        -------
Income From Investment
 Operations:
 Net Investment Income..          0.06           0.31         0.09         0.03           0.08
 Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Foreign Currency......         (0.49)          0.88         1.51         0.08           1.81
                               -------        -------      -------      -------        -------
   Total From Investment
    Operations..........         (0.43)          1.19         1.60         0.11           1.89
                               -------        -------      -------      -------        -------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....         (0.02)         (0.24)       (0.07)       (0.04)         (0.07)
 Distributions to
  Shareholders from Net
  Capital Gains.........          0.00          (0.24)       (0.66)       (0.28)         (0.01)
                               -------        -------      -------      -------        -------
   Total Distributions..         (0.02)         (0.48)       (0.73)       (0.32)         (0.08)
                               -------        -------      -------      -------        -------
Net Asset Value, End of
 Period.................       $ 12.73        $ 13.18      $ 12.47      $ 11.60        $ 11.81
                               =======        =======      =======      =======        =======
--------------------------------------------------------------------------------------------------
Total Return............        (3.27)%          9.81%       14.27%        0.82%         18.98%
--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $77,917        $83,313      $75,676      $69,172        $47,472
 Ratio of Expenses to
  Average Net Assets
   After Expense
    Waiver..............          1.03%(2)       1.05%        1.05%        1.05%          1.00%(2)
   Before Expense
    Waiver..............          1.14%(2)       1.16%        1.17%        1.16%          1.20%(2)
 Ratio of Net Income to
  Average Net Assets....          0.83%(2)       0.97%        0.78%        0.06%          0.82%(2)
Portfolio turnover
 rate...................         25.61%         74.15%       53.58%       42.15%         39.49%
Average commission rate
 paid(3)................       $0.0140        $0.0164

--------
(1) Commencement of operations.
(2) Annualized.
(3) Average commission rate paid on securities purchased and sold. Disclosure is required for fiscal years beginning on or after September 1, 1995.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                   DIVERSIFIED REAL ESTATE FUND
                                                   ----------------------------
                                                          FOR THE PERIOD
                                                       AUGUST 1, 1997(1) TO
                                                        NOVEMBER 30, 1997
                                                       --------------------
                                                           (UNAUDITED)
Net Asset Value, Beginning of Period..............           $ 10.00
                                                             -------
Income From Investment Operations:
 Net Investment Income............................              0.15
 Net Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency................              0.49
                                                             -------
   Total From Investment Operations...............              0.64
                                                             -------
Less Distributions:
 Dividends to Shareholders from Net Investment
  Income..........................................             (0.06)
 Distributions to Shareholders from Net Capital
  Gains...........................................              0.00
                                                             -------
   Total Distributions............................             (0.06)
                                                             -------
Net Asset Value, End of Period....................           $ 10.58
                                                             =======
-------------------------------------------------------------------------------
Total Return......................................              6.39%
-------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period (000)..................           $ 5,848
 Ratio of Expenses to Average Net Assets
   After Expense Reimbursement and Waiver.........              1.00%(2)
   Before Expense Reimbursement and Waiver........              3.57%(2)
 Ratio of Net Income to Average Net Assets........              4.44%(2)
Portfolio turnover rate...........................              0.00%
Average commission rate paid(3)...................           $0.0567

--------
(1) Commencement of operations.
(2) Annualized.
(3) Average commission rate paid on securities purchased and sold.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                  LIMITED MATURITY BOND FUND
                      ----------------------------------------------------------------------------------

                                                     INSTITUTIONAL SHARES
                      ----------------------------------------------------------------------------------

                         FOR THE SIX                          FOR THE YEARS ENDED
                        MONTHS ENDED    ----------------------------------------------------------------
                      NOVEMBER 30, 1997 MAY 31, 1997 MAY 31, 1998 MAY 31, 1995 MAY 31, 1994 MAY 31, 1993
                      ----------------- ------------ ------------ ------------ ------------ ------------
                         (UNAUDITED)
 Net Asset Value,
  Beginning of
  Period...........        $ 10.31        $ 10.19      $ 10.43      $ 10.10      $ 10.55      $ 10.31
                           -------        -------      -------      -------      -------      -------
 Income From
  Investment
  Operations:
 Net Investment
  Income...........           0.25           0.59         0.59         0.56         0.50         0.56
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments......           0.16           0.12        (0.24)        0.33        (0.39)        0.24
                           -------        -------      -------      -------      -------      -------
   Total From
    Investment
    Operations.....           0.41           0.71         0.35         0.89         0.11         0.80
                           -------        -------      -------      -------      -------      -------
 Less
  Distributions:
 Dividends to
  Shareholders
  from Net
  Investment
  Income...........          (0.25)         (0.59)       (0.59)       (0.56)       (0.50)       (0.56)
 Distributions to
  Shareholders
  from Net Capital
  Gains............             --             --           --           --        (0.06)          --
                           -------        -------      -------      -------      -------      -------
   Total
    Distributions..          (0.25)         (0.59)       (0.59)       (0.56)       (0.56)       (0.56)
                           -------        -------      -------      -------      -------      -------
 Net Asset Value,
  End of Period....        $ 10.47        $ 10.31      $ 10.19      $ 10.43      $ 10.10      $ 10.55
                           =======        =======      =======      =======      =======      =======
------------------------------------------------------------------------------------------------------
 Total Return......           4.50%          7.12%        3.38%        9.13%        0.94%        7.94%
------------------------------------------------------------------------------------------------------
 Ratios/Supplemental
  Data
 Net Assets, End
  of
  Period (000).....        $40,875        $43,010      $44,102      $44,652      $35,008      $28,078
 Ratio of Expenses
  to Average Net
  Assets
   After Expense
    Waiver.........           0.50%(2)       0.60%        0.60%        0.60%        0.55%        0.55%
   Before Expense
    Waiver.........           0.73%(2)       0.75%        0.72%        0.70%        0.66%        0.64%
 Ratio of Net
  Income to
  Average Net
  Assets...........           5.73%(2)       5.72%        5.66%        5.56%        4.75%        5.32%
 Portfolio turnover
  rate.............          43.13%         20.92%       52.79%       22.01%       48.58%       12.29%

                              LIMITED MATURITY BOND FUND
                      -------------------------------------------
                                       AFBA FIVE
                                      STAR SHARES
                      -------------------------------------------
                      FOR THE PERIOD              FOR THE PERIOD
                       JUNE 1, 1997    FOR THE     DECEMBER 1,
                       TO AUGUST 6,   YEAR ENDED    1995(1) TO
                         1997(3)     MAY 31, 1997  MAY 31, 1996
                      -------------- ------------ --------------
                       (UNAUDITED)
 Net Asset Value,
  Beginning of
  Period...........       $10.33        $10.20        $10.61
                          ------        ------        ------
 Income From
  Investment
  Operations:
 Net Investment
  Income...........         0.10          0.55          0.28
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments......         0.08          0.13         (0.41)
                          ------        ------        ------
   Total From
    Investment
    Operations.....         0.18          0.68         (0.13)
                          ------        ------        ------
 Less
  Distributions:
 Dividends to
  Shareholders
  from Net
  Investment
  Income...........        (0.10)        (0.55)        (0.28)
 Distributions to
  Shareholders
  from Net Capital
  Gains............           --            --            --
                          ------        ------        ------
   Total
    Distributions..        (0.10)        (0.55)        (0.28)
                          ------        ------        ------
 Net Asset Value,
  End of Period....       $10.41        $10.33        $10.20
                          ======        ======        ======
-------------------------------------------------------------
 Total Return......         1.78%         6.80%        (1.23)%
-------------------------------------------------------------
 Ratios/Supplemental
  Data
 Net Assets, End
  of
  Period (000).....       $   90        $  839        $  346
 Ratio of Expenses
  to Average Net
  Assets
   After Expense
    Waiver.........         0.90%(2)      0.90%         0.90%(2)
   Before Expense
    Waiver.........         1.16%(2)      1.05%         1.06%(2)
 Ratio of Net
  Income to
  Average Net
  Assets...........         5.22%(2)      5.43%         5.50%(2)
 Portfolio turnover
  rate.............        43.13%        20.92%        52.79%

--------
(1)Commencement of public offering.
(2)Annualized.
(3) On June 6, 1997, the Fund terminated its offering of AFBA Five Star Shares to new investors and on August 8, 1997, AFBA Five Star Shares were ex-changed for Institutional Shares of the Fund.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                      MARYLAND TAX-EXEMPT BOND FUND
                          -------------------------------------------------------------------------------------
                             FOR THE SIX                                                        FOR THE PERIOD
                            MONTHS ENDED                    FOR THE YEARS ENDED                 JUNE 2, 1992(1)
                          NOVEMBER 30, 1997 MAY 31, 1997 MAY 31, 1996 MAY 31, 1995 MAY 31, 1994 TO MAY 31, 1993
                          ----------------- ------------ ------------ ------------ ------------ ---------------
                             (UNAUDITED)
Net Asset Value,
 Beginning of Period....       $10.38          $10.20      $ 10.40      $ 10.25      $ 10.55        $ 10.00
                               ------          ------      -------      -------      -------        -------
Income From Investment
 Operations:
 Net Investment Income..         0.25            0.50         0.49         0.49         0.50           0.48
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         0.30            0.18        (0.20)        0.15        (0.28)          0.55
                               ------          ------      -------      -------      -------        -------
   Total From Investment
    Operations..........         0.55            0.68         0.29         0.64         0.22           1.03
                               ------          ------      -------      -------      -------        -------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....        (0.25)          (0.50)       (0.49)       (0.49)       (0.50)         (0.48)
 Distributions to
  Shareholders from Net
  Capital Gains.........           --              --           --           --        (0.02)            --
                               ------          ------      -------      -------      -------        -------
   Total Distributions..        (0.25)          (0.50)       (0.49)       (0.49)       (0.52)         (0.48)
                               ------          ------      -------      -------      -------        -------
Net Asset Value, End of
 Period.................       $10.68          $10.38      $ 10.20      $ 10.40      $ 10.25        $ 10.55
                               ======          ======      =======      =======      =======        =======
---------------------------------------------------------------------------------------------------------------
Total Return............         5.32%           6.80%        2.84%        6.48%        1.99%         10.59%(3)
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $9,141          $8,298      $10,186      $12,360      $20,008        $15,707
 Ratio of Expenses to
  Average Net Assets
   After Expense
    Waiver..............         0.49%(2)        0.55%        0.62%        0.62%        0.55%          0.55%(2)
   Before Expense
    Waiver..............         1.06%(2)        1.13%        1.04%        0.97%        0.86%          0.94%(2)
 Ratio of Net Income to
  Average Net Assets....         4.67%(2)        4.84%        4.74%        4.83%        4.66%          4.78%(2)
Portfolio turnover
 rate...................        31.23%          28.11%       20.58%       36.80%       33.89%         17.59%

--------
(1) Commencement of operations.
(2) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  M.S.D.&T. Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of In-corporation of the Company authorize the Board of Directors to issue up to ten billion shares, having a par value of $.001 per share. The Company is a series fund which currently issues nine classes of common stock representing inter-ests in nine investment portfolios: the Prime Money Market Fund (Class A), the Government Money Market Fund (Class B), the Tax-Exempt Money Market Fund (Class C), the Tax-Exempt Money Market Fund (Trust) (Class D), the Growth & Income Fund (Class E), the Limited Maturity Bond Fund (Class F), the Maryland Tax-Exempt Bond Fund (Class G), the International Equity Fund (Class H) and the Diversified Real Estate Fund (Class J) - (the "Funds").

  The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclo-sure of contingent assets and liabilities at the date of the financial state-ments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

  A) Security Valuation: Investment securities held by the Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund and Tax-Exempt Money Market Fund (Trust) (the "Money Market Funds") are val-ued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company's Board of Directors in an attempt to avoid dilu-tion or other unfair results to shareholders. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

     Investments held by the Growth & Income Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund and Maryland Tax-Exempt Bond Fund are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange (in-cluding securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales dur-ing the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, pro-vided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to

                             M.S.D.&T. FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES -- CONTINUED

     have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direc-tion of the Company's Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and asked prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and asked prices provided by investment dealers. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates fair value. The net asset value per share of the Growth & Income Fund, Inter-national Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund and Maryland Tax-Exempt Bond Fund will fluctuate as the values of their respective investment portfolios change.

  B) Security Transactions and Investment Income: Security transactions are accounted for on the trade date. The cost of investments sold is deter-mined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general expenses of the Company are allocated among the Funds based on relative net assets. Until August 8, 1997, the investment income and ex-penses of each of the Growth & Income Fund and Limited Maturity Bond Fund (other than the expenses incurred under the Service Plan and class specific expenses) and realized and unrealized gains and losses on the investments of each such Fund were allocated to the separate classes of shares of each such Fund based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

  C) Dividends and Distributions to Shareholders: Dividends from net invest-ment income are declared daily and paid monthly to shareholders of the Money Market Funds, Limited Maturity Bond Fund and Maryland Tax-Exempt Bond Fund; are declared and paid quarterly to shareholders of the Growth & Income Fund and Diversified Real Estate Fund; and are declared and paid semi-annually to shareholders of the International Equity Fund. Any net realized capital gains are distributed annually.

     Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

  D) Federal Income Taxes: Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regu-lated investment companies under the Internal Revenue Code of 1986, as amended, and, among other things, is required to make the requisite dis-tributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

                             M.S.D.&T. FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES -- CONTINUED

    Under current tax law, capital losses and foreign currency losses real-ized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following losses will be treated as arising on the first day of fiscal year ended May 31, 1998:

                                               CAPITAL LOSSES FOREIGN CURRENCY
                                                  DEFERRED    LOSSES DEFERRED
                                               -------------- ----------------
     Tax-Exempt Money Market Fund (Trust).....      $478               --
     International Equity Fund................        --          $69,977

  E) Repurchase Agreements: The Prime Money Market Fund, Government Money Market Fund, Growth & Income Fund, International Equity Fund, Diversi-fied Real Estate Fund, Limited Maturity Bond Fund and Maryland Tax-Ex-empt Bond Fund may agree to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. In the case of the Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the re-purchase price (including accrued interest), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily.

  F) Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respec-tive period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The International Equity Fund does not isolate that portion of the re-sults of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  G) Forward Foreign Currency Contracts: The International Equity Fund enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in income as a component of realized gain or loss on foreign currency. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctua-tions in the underlying prices of the securities, but merely establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged cur-rency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

                             M.S.D.&T. FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES -- CONTINUED

  H) International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic insta-bility, foreign taxation and/or differences in auditing and other finan-cial standards.

  I) Investing in the securities of companies principally engaged in the real estate business is subject to the same risks as direct ownership of real estate, such as supply and demand for properties, the economic health of the company, different regions and local markets, and the strength of specific industries renting properties.

2. INVESTMENT ADVISER, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

  Mercantile-Safe Deposit and Trust Company ("Mercantile") provides investment advisory and administration services to each Fund pursuant to Investment Advi-sory Agreements and an Administration Agreement. For its services as Adviser, Mercantile receives an advisory fee computed daily and payable monthly at an annual rate of .25% of the average daily net assets of each of the Prime Money Market Fund, Government Money Market Fund, and Tax-Exempt Money Market Fund;
 .60% of the average daily net assets of the Growth & Income Fund; .80% of the average daily net assets of the International Equity Fund (.45% of which fee Mercantile pays to CastleInternational Asset Management Limited as sub-advis-
er); .80% of the average daily net assets of the Diversified Real Estate Fund, 35% of the average daily net assets of the Limited Maturity Bond Fund; and
 .50% of the average daily net assets of the Maryland Tax-Exempt Bond Fund. For its services as Administrator, Mercantile receives an administration fee com-puted daily and payable monthly at an annual rate of .125% of the average daily net assets of each Fund. Mercantile may, at its discretion, voluntarily waive any portion of its advisory fee or its administration fee for any Fund. Mercantile does not receive a fee for advisory services provided to the Tax-Exempt Money Market Fund (Trust).

  Under the Service Plan which was in effect with respect to AFBA Five Star Shares, institutions ("Service Organizations") agreed to provide support serv-ice to their clients who were the beneficial owners of AFBA Five Star Shares of the Growth & Income and Limited Maturity Bond Funds. For these services, the Funds agreed to pay the Service Organizations an annual rate of .25% of the average daily net assets of each Fund's outstanding AFBA Five Star Shares.

  Shares in each Fund are sold on a continuous basis without a sales load by the Company's distributor, BISYS Fund Services ("the Distributor"). The Dis-tributor receives no fee for these services.

  Each director of the Company receives from the Company an annual fee of $3,500 and a fee of $1,625 for each Board meeting attended and is reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company for serving as offi-cers. No person who is a director, officer or employee of the Adviser serves as a director, officer or employee of the Company. During the six months ended November 30, 1997, the Funds paid legal fees to a law firm, a partner of which serves as Secretary of the Company.

                             M.S.D.&T. FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)

3. NET ASSETS

  At November 30, 1997, net assets consisted of the following:

                            PRIME       GOVERNMENT    TAX-EXEMPT    TAX-EXEMPT
                         MONEY MARKET  MONEY MARKET  MONEY MARKET  MONEY MARKET
                             FUND          FUND          FUND      FUND (TRUST)
                         ------------  ------------  ------------  ------------
Capital Paid-In......... $391,474,756  $316,902,310  $83,135,767   $51,004,186
Accumulated Realized
 Gain (Loss) on
 Investments............     (108,826)     (126,206)      (7,800)       (1,147)
                         ------------  ------------  -----------   -----------
                         $391,365,930  $316,776,104  $83,127,967   $51,003,039
                         ============  ============  ===========   ===========

                           GROWTH &   INTERNATIONAL DIVERSIFIED    LIMITED     MARYLAND
                            INCOME       EQUITY     REAL ESTATE MATURITY BOND TAX-EXEMPT
                             FUND         FUND         FUND         FUND      BOND FUND
                           --------   ------------- ----------- ------------- ----------
Capital Paid-In......... $ 97,292,290  $68,300,008  $5,534,609   $40,354,126  $9,325,928
Accumulated Realized
 Gain (Loss) on
 Investments............    7,823,539    2,034,915         183       139,151    (449,069)
Net Unrealized
 Appreciation
 (Depreciation) on
 Investments and Foreign
 Currency...............   61,485,747    7,341,722     263,203       377,213     264,223
Undistributed Net
 Investment Income
 (Distribution in Excess
 of Net Investment
 Income)................      192,682      240,304      49,848         4,829
                         ------------  -----------  ----------   -----------  ----------
                         $166,794,258  $77,916,949  $5,847,843   $40,875,319  $9,141,082
                         ============  ===========  ==========   ===========  ==========

4. CAPITAL STOCK

  Transactions in shares of the Company are summarized as follows:

                             PRIME MONEY MARKET FUND         GOVERNMENT MONEY MARKET FUND
                         --------------------------------  --------------------------------
                            FOR THE SIX     FOR THE YEAR      FOR THE SIX     FOR THE YEAR
                           MONTHS ENDED        ENDED         MONTHS ENDED        ENDED
                         NOVEMBER 30, 1997  MAY 31, 1997   NOVEMBER 30, 1997  MAY 31, 1997
                         -----------------  ------------   -----------------  ------------
                            (UNAUDITED)                       (UNAUDITED)
Shares Sold.............    188,374,580     1,174,068,226     253,560,084     1,219,474,458
Shares Redeemed.........   (166,268,019)   (1,132,965,297)   (277,898,277)   (1,143,857,569)
Shares Reinvested.......        435,979           868,858         305,216           443,441
                           ------------    --------------    ------------    --------------
Net Increase (Decrease)
 in Shares..............     22,542,540        41,971,787     (24,032,977)       76,060,330
Shares Outstanding:
 Beginning of Period....    368,932,216       326,960,429     340,935,287       264,874,957
                           ------------    --------------    ------------    --------------
 End of Period..........    391,474,756       368,932,216     316,902,310       340,935,287
                           ============    ==============    ============    ==============

                             M.S.D.&T. FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)
4. CAPITAL STOCK -- CONTINUED

                                   TAX-EXEMPT                       TAX-EXEMPT
                               MONEY MARKET FUND             MONEY MARKET FUND (TRUST)
                         ------------------------------  ---------------------------------
                            FOR THE SIX    FOR THE YEAR      FOR THE SIX      FOR THE YEAR
                           MONTHS ENDED       ENDED          MONTHS ENDED        ENDED
                         NOVEMBER 30, 1997 MAY 31, 1997   NOVEMBER 30, 1997   MAY 31, 1997
                         ----------------- ------------   -----------------   ------------
                            (UNAUDITED)                      (UNAUDITED)
Shares Sold.............     64,654,923     290,334,386       26,176,062       174,863,800
Shares Redeemed.........    (61,018,919)   (260,981,502)     (24,716,104)     (171,859,030)
Shares Reinvested.......          1,304           2,247
                            -----------    ------------      -----------      ------------
Net Increase (Decrease)
 in Shares..............      3,637,308      29,355,131        1,459,958         3,004,770
Shares Outstanding:
 Beginning of Period....     79,498,459      50,143,328       49,544,228        46,539,458
                            -----------    ------------      -----------      ------------
 End of Period..........     83,135,767      79,498,459       51,004,186        49,544,228
                            ===========    ============      ===========      ============
                                              GROWTH & INCOME FUND*
                         -----------------------------------------------------------------
                              INSTITUTIONAL SHARES             AFBA FIVE STAR SHARES
                         ------------------------------  ---------------------------------
                            FOR THE SIX    FOR THE YEAR     FOR THE PERIOD    FOR THE YEAR
                           MONTHS ENDED       ENDED      JUNE 1, 1997 THROUGH    ENDED
                         NOVEMBER 30, 1997 MAY 31, 1997     AUGUST 8, 1997    MAY 31, 1997
                         ----------------- ------------  -------------------- ------------
                            (UNAUDITED)                      (UNAUDITED)
Shares Sold.............      1,130,683       1,687,124            2,163            74,788
Shares Redeemed.........       (947,172)     (1,464,735)         (75,061)           (2,711)
Shares Reinvested.......         27,930         226,513              153             3,642
Shares Issued Due to
 Exchange of AFBA Five
 Star Shares for
 Institutional Shares...         25,655
Shares Redeemed Due to
 Exchange of AFBA Five
 Star Shares for
 Institutional Shares...                                         (25,655)
                            -----------    ------------      -----------      ------------
Net Increase (Decrease)
 in Shares..............        237,096         448,902          (98,400)           75,719
Shares Outstanding:
 Beginning of Period....      7,805,540       7,356,638           98,400            22,681
                            -----------    ------------      -----------      ------------
 End of Period..........      8,042,636       7,805,540                0            98,400
                            ===========    ============      ===========      ============

--------
* Transactions in shares reflect the exchange of AFBA Five Star Shares for In-stitutional Shares on August 8, 1997.

                             M.S.D.&T. FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)

4. CAPITAL STOCK -- CONTINUED

                           INTERNATIONAL EQUITY FUND      DIVERSIFIED REAL ESTATE FUND
                         ------------------------------ ---------------------------------
                            FOR THE SIX    FOR THE YEAR    FOR THE PERIOD
                           MONTHS ENDED       ENDED            ENDED
                         NOVEMBER 30, 1997 MAY 31, 1997  NOVEMBER 30, 1997
                         ----------------- ------------  -----------------
                            (UNAUDITED)                     (UNAUDITED)
Shares Sold.............       293,847         840,256        572,809
Shares Redeemed.........      (494,045)       (626,614)       (20,111)
Shares Reinvested.......         1,477          40,514              0
                             ---------      ----------        -------
Net Increase (Decrease)
 in Shares..............      (198,721)        254,156        552,698
Shares Outstanding:
 Beginning of Period....     6,320,438       6,066,282              0
                             ---------      ----------        -------
 End of Period..........     6,121,717       6,320,438        552,698
                             =========      ==========        =======
                                           LIMITED MATURITY BOND FUND**
                         ----------------------------------------------------------------
                              INSTITUTIONAL SHARES            AFBA FIVE STAR SHARES
                         ------------------------------ ---------------------------------
                            FOR THE SIX    FOR THE YEAR    FOR THE PERIOD    FOR THE YEAR
                           MONTHS ENDED       ENDED     JUNE 1, 1997 THROUGH    ENDED
                         NOVEMBER 30, 1997 MAY 31, 1997    AUGUST 8, 1997    MAY 31, 1997
                         ----------------- ------------ -------------------- ------------
                            (UNAUDITED)                     (UNAUDITED)
Shares Sold.............       440,346         843,216            570           45,744
Shares Redeemed.........      (778,702)     (1,121,470)       (74,140)          (1,349)
Shares Reinvested.......        63,019         122,208            984            2,918
Shares Issued Due to
 Exchange of AFBA Five
 Star Shares for
 Institutional Shares...         8,670
Shares Redeemed Due to
 Exchange of AFBA Five
 Star Shares for
 Institutional Shares...                                       (8,670)
                             ---------      ----------        -------           ------
Net Increase (Decrease)
 in Shares .............      (266,667)       (156,046)       (81,256)          47,313
Shares Outstanding:
 Beginning of Period....     4,171,415       4,327,461         81,256           33,943
                             ---------      ----------        -------           ------
 End of Period..........     3,904,748       4,171,415              0           81,256
                             =========      ==========        =======           ======
--------
** Transactions in shares reflect the exchange of AFBA Five Star Shares for In-
   stitutional Shares on August 8, 1997.

                         MARYLAND TAX-EXEMPT BOND FUND
                         ------------------------------
                            FOR THE SIX    FOR THE YEAR
                           MONTHS ENDED       ENDED
                         NOVEMBER 30, 1997 MAY 31, 1997
                         ----------------- ------------
                            (UNAUDITED)
Shares Sold.............        91,609          91,722
Shares Redeemed.........       (39,807)       (303,265)
Shares Reinvested.......         4,919          12,161
                             ---------      ----------
Net Increase (Decrease)
 in Shares..............        56,721        (199,382)
Shares Outstanding:
 Beginning of Period....       799,072         998,454
                             ---------      ----------
 End of Period..........       855,793         799,072
                             =========      ==========

                             M.S.D.&T. FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)
5. FOREIGN CURRENCY CONTRACTS

  A summary of foreign currency contracts which were outstanding at November 30, 1997 is as follows:

                                                                               NET UNREALIZED
                                                CONTRACTS TO                   APPRECIATION/
                          SETTLEMENT DATES     DELIVER/RECEIVE IN EXCHANGE FOR (DEPRECIATION)
                          ----------------     --------------- --------------- --------------
Foreign Currency Sales..       12/1/97     AUD         7,938     $    5,431       $    (16)
                               12/1/97      BP        11,652         19,632           (178)
                              10/14/98      JP   967,342,500      7,896,340        603,660
                                                                 ----------       --------
                                                                 $7,921,403       $603,466
                                                                 ==========       --------
                                                                                  $603,466
                                                                                  ========

Currency Legend
AUD Australian Dollar
BP British Pound
JP Japanese Yen

6. PURCHASES & SALES OF SECURITIES

  For the six months ended November 30, 1997, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

                                                            U.S.       U.S.
                                                         GOVERNMENT GOVERNMENT
                                 PURCHASES*    SALES*    PURCHASES     SALES
                                 ----------    ------    ---------- ----------
Growth & Income Fund............ $23,103,354 $20,239,377 $        0 $         0
International Equity Fund.......  20,759,827  24,252,416          0           0
Diversified Real Estate Fund....   5,369,204           0          0           0
Limited Maturity Bond Fund......   9,509,657     937,145  6,998,928  14,182,274
Maryland Tax-Exempt Bond Fund...   3,397,777   2,635,474          0           0

--------
* (excluding short-term and U.S. Government securities)

                             M.S.D.&T. FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)
7. CAPITAL LOSS CARRYOVERS

  At May 31, 1997, the following Funds had capital loss carryovers:.

                                                  CAPITAL LOSS    EXPIRATION
                                                   CARRYOVER         YEAR
                                                  ------------    ----------
     Prime Money Market Fund.....................   $ 79,276   2003 through 2005
     Government Money Market Fund................    126,264   2003 through 2005
     Tax-Exempt Money Market Fund................      5,946   2003 through 2005
     Limited Maturity Bond Fund..................     79,690   2003 through 2005
     Maryland Tax-Exempt Bond Fund...............    564,968   2003 through 2005

  The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

8. TERMINATION OF AFBA FIVE STAR SHARES

  On June 5, 1997, the Board of Directors of the Company approved the termina-tion of the offering of AFBA Five Star Shares of the Growth & Income Fund and Limited Maturity Bond Fund. As of the close of business on August 8, 1997, all outstanding AFBA Five Star Shares of a Fund were automatically exchanged for Institutional Shares of the same Fund at net asset value without payment of any exchange fee.

Investment Adviser and Administrator:

[LOGO]

MERCANTILE
Mercantile-Safe Deposit and Trust Company
Baltimore, Maryland

Custodian (except for the International Equity Fund)
The Fifth Third Bank
Cincinnati, Ohio

Distributor:
BISYS Fund Services
Columbus, Ohio

Custodian for the International Equity Fund and Transfer Agent:
State Street Bank and Trust Company
Boston, Massachusetts

This report is submitted for the general information of the shareholders of M.S.D.&T. Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by current Prospectuses for the Funds which contain information concerning the Funds' investment policies and expenses as well as other pertinent information.

Shares of the Funds are nor bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates and are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves investment risks, including possible loss of principal.